UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08340

 NAME OF REGISTRANT:                     Greater India Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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Greater India Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADITYA BIRLA NUVO LTD                                                                       Agenda Number:  704690002
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0014E106
    Meeting Type:  AGM
    Meeting Date:  06-Sep-2013
          Ticker:
            ISIN:  INE069A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 31st March, 2013, and
       the Statement of Profit and Loss for the
       year ended 31st March, 2013, and the Report
       of the Directors and Auditors thereon

2      To declare dividend on the Equity and                     Mgmt          For                            For
       Preference Shares of the Company for the
       year ended on 31st March, 2013: Directors
       recommend a dividend of: i. INR 6.50/- per
       Equity Share of INR 10/- each (last year
       INR 6/- per Equity Share); and ii. INR
       6.00/- per Preference Share of INR 100/-
       each (last year INR 6/- per Preference
       Share)

3      To appoint a Director in place of Mr. Kumar               Mgmt          For                            For
       Mangalam Birla, who retires from office by
       rotation and, being eligible, offers
       himself for re-appointment

4      To appoint a Director in place of Mr. G. P.               Mgmt          For                            For
       Gupta, who retires from office by rotation
       and, being eligible, offers himself for
       re-appointment

5      To appoint a Director in place of Mr. T.                  Mgmt          For                            For
       Chattopadhyay, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

6      Resolved that in conformity with the                      Mgmt          For                            For
       provisions of Section 224 and other
       applicable provisions, if any, of the
       Companies Act, 1956, M/s. Khimji Kunverji &
       Co., Chartered Accountants (Reg. No.
       105146W), and M/s. S. R. Batliboi & Co.
       LLP, Chartered Accountants (Reg. No.
       301003E), the retiring Auditors, be and are
       hereby, re-appointed as the Joint Statutory
       Auditors of the Company, to hold office as
       such from the conclusion of this Annual
       General Meeting until the conclusion of the
       next Annual General Meeting of the Company,
       at such remuneration to each of them, as
       may be decided by the Board/Audit Committee
       of the Board, plus reimbursement of
       out-of-pocket expenses as may be incurred
       in the performance of their duties
       (excluding Service Tax, if any)

7.i    Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s. Khimji Kunverji & Co., Chartered
       Accountants, (Reg. No. 105146W) the
       retiring Branch Auditors, be and are
       hereby, re-appointed as the Branch Auditors
       of the Company to audit the accounts in
       respect of the Company's Hi-Tech Carbon
       Division, Renukoot, Hi-Tech Carbon
       Division, Gummidipoondi, Hi-Tech Carbon
       Division, Patalganga, Aditya Birla
       Insulators, Rishra, and Aditya Birla
       Insulators, Halol, to hold office as such
       from the conclusion of this Annual General
       Meeting upto the conclusion of the next
       Annual General Meeting of the Company, at
       such remuneration, as may be decided by the
       Board/Audit Committee of the Board, plus
       reimbursement of out-of-pocket expenses as
       may be incurred in the CONTD

CONT   CONTD performance of their duties                         Non-Voting
       (excluding Service Tax, if any)

7.ii   Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s. Khimji Kunverji & Co., Chartered
       Accountants (Reg. No 105146 W) and M/s.
       K.S. Aiyar & Co., Chartered Accountants
       (Reg. No 100186 W), the retiring Joint
       Branch Auditors, be and are hereby,
       re-appointed as the Joint Branch Auditors
       of the Company to audit the accounts in
       respect of the Company's Indian Rayon
       Division at Veraval, to hold office as such
       from the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting of the Company, at
       such remuneration to each of them, as may
       be decided by the Board/Audit Committee of
       the Board, plus reimbursement of
       out-of-pocket expenses as may be incurred
       in the performance of their duties
       (excluding Service Tax, if any)

7.iii  Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s. S. R. Batliboi & Co. LLP,
       Chartered Accountants (Reg. No. 301003E),
       the retiring Branch Auditors, be and are
       hereby, re-appointed as Branch Auditors of
       the Company to audit the accounts in
       respect of the Company's Jaya Shree
       Textiles Division, Rishra, and Indo Gulf
       Fertilisers, Jagdishpur, to hold office as
       such from the conclusion of this Annual
       General Meeting until the conclusion of the
       next Annual General Meeting of the Company,
       at such remuneration, as may be decided by
       the Board/Audit Committee of the Board,
       plus reimbursement of out-of-pocket
       expenses as may be incurred in the
       performance of their duties (excluding
       Service Tax, if any)

7.iv   Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s. Deloitte, Haskins & Sells,
       Chartered Accountants (Reg. No 008072S),
       the retiring Branch Auditors, be and are
       hereby, re-appointed as Branch Auditors of
       the Company to audit the accounts in
       respect of the Company's Madura Fashion &
       Life Style, Bangalore, to hold office as
       such from the conclusion of this Annual
       General Meeting until the conclusion of the
       next Annual General Meeting of the Company,
       at such remuneration, as may be decided by
       the Board/Audit Committee of the Board,
       plus reimbursement of out-of-pocket
       expenses as may be incurred in the
       performance of their duties (excluding
       Service Tax, if any)

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 260 and other applicable provisions
       of the Companies Act, 1956 ("the Act"), and
       the Articles of Association of the Company,
       Mr. Lalit Naik, who was appointed as an
       Additional Director of the Company by the
       Board of Directors of the Company and who
       holds office as such only upto the date of
       this Annual General Meeting, and in respect
       of whom the Company has received a notice,
       in writing along with a deposit of INR
       500/-pursuant to the provisions of Section
       257 of the Act, from a Member signifying
       his intention to propose Mr. Lalit Naik as
       a candidate for the office of Director of
       the Company, be and is hereby appointed as
       a Director of the Company, not liable to
       retire by rotation. Resolved further that
       pursuant to the provisions of Sections 198,
       269, 309 and 314 read with CONTD

CONT   CONTD Schedule XIII and other applicable                  Non-Voting
       provisions, if any, of the Companies Act,
       1956 (including any statutory
       modification(s) or re-enactment(s) thereof,
       for the time being in force), the relevant
       provisions of Articles of Association of
       the Company, consent of the Company be and
       is hereby accorded to the appointment and
       terms of remuneration of Mr. Lalit Naik as
       Whole-time Director of the Company
       designated as 'Deputy Managing Director' of
       the Company, for a period of five years,
       with effect from 1st January, 2013, on the
       terms and conditions as specified. Resolved
       further that notwithstanding anything
       herein above stated, wherein any financial
       year closing on or after 31st March, 2013,
       the Company incurs a loss or its profits
       are inadequate, the Company shall pay to
       Mr. Lalit Naik, the remuneration CONTD

CONT   CONTD by way of salary, perquisites and all               Non-Voting
       other allowances as aforesaid in accordance
       with the applicable provisions of Schedule
       XIII of the Companies Act, 1956 (including
       any statutory modification(s) or
       re-enactment(s) thereof, for the time being
       in force), and subject to the approval of
       the Central Government, wherever required.
       Resolved further that the terms and
       conditions of the appointment and/or
       remuneration of Mr. Lalit Naik may be
       altered or varied from time to time by the
       Board and/or Committee thereof as it may,
       in its discretion deem fit, or any
       amendments made hereafter in this regard in
       such manner as may be agreed to between the
       Board and Mr. Lalit Naik, subject to such
       approvals as may be required

9      Resolved that in accordance with the                      Mgmt          For                            For
       provisions of Sections 81(1A) and all other
       applicable provisions, if any, of the
       Companies Act, 1956 (the "Act"), including
       any statutory modification(s) or
       re-enactment(s) thereof, for the time being
       in force, the Memorandum and Articles of
       Association of the Company, the provisions
       of the Securities and Exchange Board of
       India (Employee Stock Options Scheme and
       Employee Stock Purchase Scheme) Guidelines,
       1999, as amended from time to time (the
       "SEBI Guidelines"), the Listing Agreements
       entered into by the Company with the stock
       exchanges where the securities of the
       Company are listed, any rules, guidelines
       and regulations issued by the Reserve Bank
       of India and any other applicable laws for
       the time being in force and subject to such
       approvals, consents, permissions and
       sanctions, CONTD

CONT   CONTD as may be required, and further                     Non-Voting
       subject to such terms and conditions as may
       be prescribed while granting such
       approvals, consents, permissions and
       sanctions and which may be agreed to and
       accepted by the Board of Directors
       (hereinafter referred to as the "Board"
       which term shall be deemed to include any
       Committee, including the ESOS Compensation
       Committee constituted by the Board to
       exercise its powers conferred by this
       Resolution) consent of the Company be and
       is hereby accorded to introduce and
       implement the "Aditya Birla Nuvo Limited
       Employee Stock Options Scheme 2013" (the
       "Scheme 2013"), the salient features of
       which are furnished in the explanatory
       statement to the Notice; consent be and is
       hereby accorded to the Board to create,
       grant, offer, issue and allot at any time,
       in one or more tranches, to or for CONTD

CONT   CONTD the benefit of such person(s) who are               Non-Voting
       in permanent employment of the Company in
       the management cadre, whether working in
       India or outside India, including any
       managing or whole-time director(s) of the
       Company (hereinafter referred to
       collectively as "employees", selected on
       the basis of criteria decided by the Board
       or ESOS Compensation Committee thereof
       under the Scheme 2013, such number of stock
       options (comprising of options and/or
       restricted stock units) exercisable into
       not more than 3,50,000 equity shares of INR
       10/-each, at such price, in one or more
       tranches and on such terms and conditions
       as may be fixed or determined by the Board
       in accordance with the SEBI Guidelines or
       other provisions of the law as may be
       prevailing at that time. Resolved further
       that in case of any corporate action(s)
       such as rights CONTD

CONT   CONTD issues, bonus issues, merger and sale               Non-Voting
       of division or other re-organisation of
       capital structure of the Company, as
       applicable from time to time, if any,
       additional equity shares are issued by the
       Company for the purpose of making a fair
       and reasonable adjustment to the Stock
       Options granted earlier, the above ceiling
       of 3,50,000 equity shares shall be deemed
       to be increased to the extent of such
       additional equity shares issued. Resolved
       further that in case the equity shares of
       the Company are either subdivided or
       consolidated, then the number of equity
       shares to be issued and allotted on
       exercise of stock options granted under the
       Scheme 2013 and the exercise price of stock
       options granted under the Scheme 2013 shall
       automatically stand augmented or reduced,
       as the case may be, in the same proportion
       as the CONTD

CONT   CONTD present face value of INR 10/-per                   Non-Voting
       equity share bears to the revised face
       value of the equity shares of the Company
       after such subdivision or consolidation,
       without affecting any other rights or
       obligations of the employees who have been
       granted stock options under the Scheme
       2013. Resolved further that without
       prejudice to the generality of the above
       but subject to the terms as may be approved
       by the Members of the Company, the Board is
       authorised to formulate, evolve, decide
       upon and implement the Scheme 2013 and
       determine the detailed terms and conditions
       of the aforementioned Scheme 2013 and
       including but not limited to the quantum of
       the stock options to be granted per
       employee, the number of stock options to be
       granted in each tranche, the terms or
       combination of terms subject to which the
       said stock options are CONTD

CONT   CONTD to be granted, the exercise period,                 Non-Voting
       the vesting period, the vesting conditions,
       instances where such stock options shall
       lapse and to grant such number of stock
       options, to such employees of the Company,
       at par or at such other price, at such time
       and on such terms and conditions as set out
       in the Scheme 2013 and as the Board may in
       its absolute discretion think fit. Resolved
       further that the Board or any committee
       there of be and is hereby authorised to
       issue and allot equity shares upon exercise
       of stock options from time to time in the
       manner aforesaid, and such equity shares
       shall rank pari passu in all respects with
       the then existing equity shares of the
       Company. Resolved further that the Board be
       and is hereby authorised to take necessary
       steps for listing of the equity shares
       allotted under the Scheme 2013 CONTD

CONT   CONTD on the stock exchanges where the                    Non-Voting
       securities of the Company are listed in
       accordance with the provisions of the
       listing agreement with the concerned stock
       exchanges, SEBI guidelines and other
       applicable laws and regulations. Resolved
       further that the Board be and is hereby
       authorised to make any modifications,
       changes, variations, alterations or
       revisions in the Scheme 2013, as it may
       deem fit, from time to time or to suspend,
       withdraw or revive the Scheme 2013 from
       time to time in conformity with the
       provisions of the Act, the SEBI Guidelines
       and other applicable laws unless such
       variation, amendment, modification or
       alteration is detrimental to the interest
       of the employees who have been granted
       stock options under the Scheme 2013.
       Resolved further that for the purpose of
       giving effect to the above Resolution, the
       CONTD

CONT   CONTD Board be and is hereby authorised to                Non-Voting
       do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary, expedient or proper and to
       settle all questions, difficulties or
       doubts that may arise in relation to
       formulation and implementation of the
       Scheme 2013 at any stage including at the
       time of listing of the equity shares issued
       herein without requiring Board to secure
       any further consent or approval of the
       Members of the Company to the end and
       intent that they shall be deemed to have
       given their approval thereto expressly by
       the authority of this Resolution

10     Resolved that in accordance with the                      Mgmt          For                            For
       provisions of Section 81(1A) and all other
       applicable provisions, if any, of the
       Companies Act, 1956 (the "Act"), including
       any statutory modification(s) or
       re-enactment(s) thereof, for the time being
       in force, the Memorandum and Articles of
       Association of the Company, the provisions
       of the Securities and Exchange Board of
       India (Employee Stock Options Scheme and
       Employee Stock Purchase Scheme) Guidelines,
       1999, as amended from time to time (the
       "SEBI Guidelines"), the Listing Agreements
       entered into by the Company with the stock
       exchanges where securities of the Company
       are listed, any rules, guidelines and
       regulations issued by the Reserve Bank of
       India and any other applicable laws for the
       time being in force and subject to such
       approvals, consents, permissions and
       sanctions, as CONTD

CONT   CONTD may be required, and further subject                Non-Voting
       to such terms and conditions as may be
       prescribed while granting such approvals,
       consents, permissions and sanctions and
       which may be agreed to and accepted by the
       Board of Directors (hereinafter referred to
       as the "Board" which term shall be deemed
       to include any Committee, including the
       ESOS Compensation Committee constituted by
       the Board to exercise its powers conferred
       by this Resolution) consent of the Company
       be and is hereby accorded to the Board, to
       extend the benefits and coverage of the
       "Aditya Birla Nuvo Limited Employee Stock
       Options Scheme 2013" (the "Scheme 2013"),
       referred to in the Resolution under Item
       No. 9 of this Notice, also to such persons
       who are in permanent employment of any
       present and future holding/subsidiary
       companies of the Company in the management
       CONTD

CONT   CONTD cadre, whether working in India or                  Non-Voting
       outside India, including any managing or
       whole-time director(s) of the
       holding/subsidiary companies of the Company
       under the Scheme 2013 in the manner
       mentioned in the Resolution under Item No.
       9 of this Notice, as may be decided by the
       Board or ESOS Compensation Committee
       thereof in accordance with the SEBI
       Guidelines or other provisions of the law
       as may be prevailing at that time. Resolved
       further that for the purpose of giving
       effect to the above Resolution, the Board
       be and is hereby authorised to do all such
       acts, deeds, matters and things as it may,
       in its absolute discretion, deem necessary,
       expedient or proper and to settle any
       questions, difficulties or doubts that may
       arise in relation to formulation and
       implementation of the Scheme 2013 at any
       stage including at the CONTD

CONT   CONTD time of listing of the equity shares                Non-Voting
       issued herein without requiring the Board
       to secure any further consent or approval
       of the Members of the Company to the end
       and intent that they shall be deemed to
       have given their approval thereto expressly
       by the authority of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ AUTO LTD, PUNE                                                                        Agenda Number:  704624659
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y05490100
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2013
          Ticker:
            ISIN:  INE917I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited Balance                 Mgmt          For                            For
       Sheet as at 31 March 2013 and the Statement
       of Profit and Loss for the year ended 31
       March 2013 and the directors' and auditors'
       reports thereon

2      To declare a dividend                                     Mgmt          For                            For

3      To appoint a director in place of J N                     Mgmt          For                            For
       Godrej, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a director in place of S H Khan,               Mgmt          For                            For
       who retires by rotation and being eligible,
       offers himself for re-appointment

5      To appoint a director in place of Suman                   Mgmt          For                            For
       Kirloskar, who retires by rotation and
       being eligible, offers herself for
       re-appointment

6      To appoint a director in place of Naresh                  Mgmt          For                            For
       Chandra, who retires by rotation and being
       eligible, offers himself for re-appointment

7      To appoint auditors of the Company for the                Mgmt          For                            For
       period commencing from the conclusion of
       this annual general meeting till the
       conclusion of the next annual general
       meeting and to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 BATA INDIA LTD                                                                              Agenda Number:  705185797
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07273116
    Meeting Type:  AGM
    Meeting Date:  21-May-2014
          Ticker:
            ISIN:  INE176A01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO RECEIVE, CONSIDER AND ADOPT THE BALANCE                Mgmt          For                            For
       SHEET OF THE COMPANY AS ON DECEMBER 31,
       2013, THE STATEMENT OF PROFIT AND LOSS FOR
       THE YEAR ENDED ON THAT DATE, NOTES ON
       ACCOUNTS, AUDITORS' REPORT AND DIRECTORS'
       REPORT THEREON

2      TO DECLARE A DIVIDEND: THE BOARD OF                       Mgmt          For                            For
       DIRECTORS HAVE RECOMMENDED A FINAL DIVIDEND
       OF RS 6.50 PER SHARE (I.E., 65% ON AN
       EQUITY SHARE OF RS.10/- EACH) FOR THE YEAR
       ENDED DECEMBER 31, 2013, AS AGAINST RS.6.00
       (I.E.,60% ON AN EQUITY SHARE OF RS.10/-
       EACH) PAID LAST YEAR

3      TO APPOINT A DIRECTOR IN PLACE OF MR. JORGE               Mgmt          For                            For
       CARBAJAL, WHO RETIRES BY ROTATION AND BEING
       ELIGIBLE, OFFERS HIMSELF FOR REAPPOINTMENT

4      TO APPOINT A DIRECTOR IN PLACE OF MR.                     Mgmt          For                            For
       AKSHAY CHUDASAMA, WHO RETIRES BY ROTATION
       AND BEING ELIGIBLE, OFFERS HIMSELF FOR
       RE-APPOINTMENT

5      RESOLVED THAT MESSRS. S. R. BATLIBOI & CO.                Mgmt          For                            For
       LLP, CHARTERED ACCOUNTANTS (REGISTRATION
       NO.: 301003E), BE AND ARE HEREBY
       RE-APPOINTED AS AUDITORS OF THE COMPANY
       FROM THE CONCLUSION OF THIS ANNUAL GENERAL
       MEETING UNTIL THE CONCLUSION OF THE NEXT
       ANNUAL GENERAL MEETING AND THAT THE AUDIT
       COMMITTEE OF THE BOARD OF DIRECTORS BE AND
       IS HEREBY AUTHORIZED TO DETERMINE THE
       REMUNERATION PAYABLE TO THE AUDITORS




--------------------------------------------------------------------------------------------------------------------------
 BHARAT PETROLEUM CORP LTD                                                                   Agenda Number:  704703568
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882Z116
    Meeting Type:  AGM
    Meeting Date:  20-Sep-2013
          Ticker:
            ISIN:  INE029A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit & Loss Account for the
       year ended 31st March, 2013, the Balance
       Sheet as at that date and the Reports of
       the Board of Directors and the Statutory
       Auditors and the Comments of the
       Comptroller & Auditor General of India
       thereon

2      To declare dividend: The Board of Directors               Mgmt          For                            For
       has recommended a dividend of 110% (Rs. 11
       per share) for the year on the paid-up
       share capital of Rs. 723.08 crores, which
       will absorb a sum of Rs. 922.86 crores out
       of the profit after tax, inclusive of Rs.
       127.47 crores for Corporate Dividend Tax on
       distributed profits

3      To appoint a Director in place of Shri K.                 Mgmt          For                            For
       K. Gupta, Director, who retires by rotation
       in pursuance of Section 256 of the
       Companies Act, 1956. Shri K. K. Gupta,
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Shri B.                 Mgmt          For                            For
       K. Datta, Director who retires by rotation
       in pursuance of Section 256 of the
       Companies Act, 1956. Shri B. K. Datta,
       being eligible, offers himself for
       re-appointment

5      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 Shri Tom Jose be and is
       hereby appointed as Director of the Company

6      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 Dr. Neeraj Mittal be
       and is hereby appointed as Director of the
       Company

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF DIVIDEND AMOUNT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 CADILA HEALTHCARE LTD                                                                       Agenda Number:  704719511
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10448101
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2013
          Ticker:
            ISIN:  INE010B01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at and the Statement of
       Profit and Loss of the Company for the year
       ended on March 31, 2013 and the Reports of
       the Directors and Auditors thereon

2      To confirm the payment of interim dividend:               Mgmt          For                            For
       The Directors have declared an Interim
       Dividend of Rs. 7.50 per Equity Share [last
       year final dividend recommended of Rs. 7.50
       per Equity Share] on 204,748,520 equity
       shares of Rs.5/- each fully paid-up, out of
       the profits for the financial year ended
       March 31, 2013, amounting to Rs. 1,734
       millions [inclusive of Corporate Dividend
       Tax of Rs. 198 millions]

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Mukesh M. Patel, who retires by rotation
       and being eligible offers himself for
       re-appointment

4      To appoint Auditors of the Company to hold                Mgmt          For                            For
       office from the conclusion of this meeting
       until the conclusion of the next Annual
       General Meeting and to fix their
       remuneration

5      Resolved that in conformity with the                      Mgmt          For                            For
       provisions of Article No. 76 of the
       Articles of Association of the Company and
       pursuant to the provisions of section
       309(4) of the Companies Act, 1956, the
       authority be and is hereby accorded for the
       payment of commission to the Non-Executive
       Directors of the company (Other than the
       Managing Director, Deputy Managing Director
       and/or Whole Time Directors) to be
       determined by the Board of Directors for
       each Non-Executive Director for each
       financial year ending on March 31, 2014
       upto and including financial year of the
       company ending on March 31, 2018 to be
       calculated in accordance with the
       provisions of section 349, 350 and 198 of
       the Companies Act, 1956 and distributed
       between such Directors in such a manner as
       the Board of Directors may from time to
       time determine within the CONTD

CONT   CONTD maximum limit of one percent (1%) of                Non-Voting
       net profits of the Company, subject to
       maximum of Rs.15 million in addition to the
       sitting fees being paid by the Company for
       attending the Board / Committee meetings of
       the Company

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF DIVIDEND AMOUNT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 DISH TV INDIA LTD                                                                           Agenda Number:  704672496
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2076S114
    Meeting Type:  AGM
    Meeting Date:  23-Aug-2013
          Ticker:
            ISIN:  INE836F01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at March
       31, 2013, the Statement of Profit & Loss
       Account of the Company for the Financial
       Year ended on that date on a stand alone
       and consolidated basis and the Reports of
       the Auditors' and Board of Directors'
       thereon

2      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Subhash Chandra, who retires by rotation
       and being eligible, offers himself for
       re-appointment

3      To appoint a Director in place of Mr. Eric                Mgmt          For                            For
       Louis Zinterhofer, who retires by rotation
       and being eligible, offers himself for
       re-appointment

4      To appoint M/s B S R & Co., Chartered                     Mgmt          For                            For
       Accountants, Gurgaon, having Firm
       Registration No. 101248W, as the Statutory
       Auditors of the Company to hold such office
       from the conclusion of this meeting until
       the conclusion of next Annual General
       Meeting at a remuneration to be determined
       by the Board of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 DISH TV INDIA LTD                                                                           Agenda Number:  704971678
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2076S114
    Meeting Type:  OTH
    Meeting Date:  21-Mar-2014
          Ticker:
            ISIN:  INE836F01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special Resolution under Section 372A of                  Mgmt          For                            For
       the Companies Act, 1956 to approve making
       loans / investments or giving guarantee or
       providing any security, for an additional
       amount of Indian Rupees 30 Crores, the
       aggregate amount of loans / investments /
       guarantees not exceeding Indian Rupees 100
       Crores, in Dish T V Lanka (Private) Limited
       over and above the limits prescribed under
       the said Section.

2      Special Resolution under Section 372A of                  Mgmt          For                            For
       the Companies Act, 1956 to approve making
       an initial investment of upto Indian Rupees
       1 lakh for acquiring / investing through
       purchase / transfer, the entire share
       capital of Xingmedia Distribution Private
       Limited over and above the limits
       prescribed under the said section




--------------------------------------------------------------------------------------------------------------------------
 DIVI'S LABORATORIES LTD                                                                     Agenda Number:  705120828
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2076F112
    Meeting Type:  OTH
    Meeting Date:  03-May-2014
          Ticker:
            ISIN:  INE361B01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTION 314(1B) OF THE COMPANIES ACT, 1956
       AND OTHER APPLICABLE PROVISIONS, IF ANY, OF
       THE SAID ACT AND OF THE COMPANIES ACT, 2013
       (INCLUDING ANY STATUTORY MODIFICATIONS OR
       RE-ENACTMENTS THEREOF FOR THE TIME BEING IN
       FORCE), READ WITH DIRECTORS' RELATIVES
       (OFFICE OR PLACE OF PROFIT) RULES, 2011 AND
       SUBJECT TO THE APPROVAL OF CENTRAL
       GOVERNMENT, IF ANY, CONSENT OF THE COMPANY
       BE AND IS HEREBY ACCORDED TO THE
       RE-APPOINTMENT OF GROUP CAPTAIN (RETD.) L,
       RAMESH BABU, A RELATIVE OF MR. N.V. RAMANA,
       EXECUTIVE DIRECTOR AND MR. L. KISHORE BABU,
       CHIEF FINANCIAL OFFICER OF THE COMPANY, TO
       HOLD AND CONTINUE TO HOLD AN OFFICE OR
       PLACE OF PROFIT AS CHIEF INFORMATION
       OFFICER & VICE PRESIDENT (PROCUREMENT) OF
       THE COMPANY W.E.F 15TH APRIL, 2014 ON A
       MONTHLY REMUNERATION OF RS.
       9,16,666/-TOGETHER WITH THE USUAL BENEFITS
       AND PERQUISITES INCLUDING BONUS, RETIRING
       GRATUITY, PROVIDENT FUND BENEFITS AND
       EMPLOYEE STOCK OPTIONS AS MAY BE CONFERRED
       BY THE COMPANY WITH NORMAL INCREMENT AS
       APPLICABLE TO EMPLOYEES OCCUPYING SIMILAR
       POSTS IN THE SAID MANAGEMENT CADRE AS PER
       THE GENERAL POLICY OF THE COMPANY."
       "RESOLVED FURTHER THAT THE BOARD OF
       DIRECTORS OF THE COMPANY BE AND ARE HEREBY
       AUTHORISED TO DO ALL SUCH ACTS, MATTERS,
       DEEDS AND THINGS IN ORDER TO GIVE EFFECT TO
       THE ABOVE RESOLUTION




--------------------------------------------------------------------------------------------------------------------------
 DR REDDY'S LABORATORIES LTD                                                                 Agenda Number:  704641150
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21089159
    Meeting Type:  AGM
    Meeting Date:  31-Jul-2013
          Ticker:
            ISIN:  INE089A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Balance                Mgmt          For                            For
       Sheet as at 31 March 2013 and the Statement
       of Profit and Loss of the Company for the
       year ended on that date along with the
       Reports of the Directors' and Auditors'
       thereon

2      To declare dividend on the equity shares                  Mgmt          For                            For
       for the financial year 2012-13: The Board
       of Directors of the Company at their
       Meeting held on 14 May 2013 has recommended
       a dividend of INR 15.00 per share on equity
       share of INR 5/- each as final dividend for
       the financial year 2012-13

3      To appoint a Director in place of Dr. Ashok               Mgmt          For                            For
       S Ganguly, who retires by rotation, and
       being eligible, seeks re-appointment

4      To appoint a Director in place of Dr. J P                 Mgmt          For                            For
       Moreau, who retires by rotation, and being
       eligible, seeks re-appointment

5      To appoint a Director in place of Ms.                     Mgmt          For                            For
       Kalpana Morparia, who retires by rotation,
       and being eligible, seeks re-appointment

6      To appoint the Statutory Auditors and fix                 Mgmt          For                            For
       their remuneration. The retiring Auditors B
       S R & Co., Chartered Accountants are
       eligible for re-appointment

7      Resolved that the approval of the Company                 Mgmt          For                            For
       be and is hereby accorded to the
       re-designation of Mr. G V Prasad as
       Chairman and Chief Executive Officer of the
       Company, without any variation in the terms
       and conditions like remuneration, balance
       tenure and others relating to his
       appointment as approved by the shareholders
       at their Annual General Meeting held on 21
       July 2011. Resolved further that the Board
       of Directors of the Company be and are
       hereby authorized to re-designate Mr. G V
       Prasad, from time to time, as may be
       decided by the Board of Directors of the
       Company

8      Resolved that the approval of the Company                 Mgmt          For                            For
       be and is hereby accorded to the
       re-designation of Mr. Satish Reddy as Vice
       Chairman in addition to his role of
       Managing Director and Chief Operating
       Officer of the Company, without any
       variation in the terms and conditions like
       remuneration, balance tenure and others
       relating to his appointment approved by the
       shareholders at their Annual General
       Meeting held on 20 July 2012. Resolved
       further that the Board of Directors of the
       Company be and are hereby authorized to
       re-designate Mr. Satish Reddy, from time to
       time, as may be decided by the Board of
       Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 EXIDE INDUSTRIES LTD                                                                        Agenda Number:  704622643
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2383M131
    Meeting Type:  AGM
    Meeting Date:  16-Jul-2013
          Ticker:
            ISIN:  INE302A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Profit and Loss                 Mgmt          For                            For
       Account for the year ended 31 March, 2013
       and the Balance Sheet as at that date
       together with the Reports of the Directors
       and the Auditors thereon

2      To declare a dividend                                     Mgmt          For                            For

3      To appoint a Director in place of Mr S B                  Mgmt          For                            For
       Raheja who retires by rotation and, being
       eligible, offers himself for reappointment

4      To appoint a Director in place of Ms Mona N               Mgmt          For                            For
       Desai who retires by rotation and, being
       eligible, offers herself for reappointment

5      To appoint Auditors and to fix their                      Mgmt          For                            For
       remuneration

6      Resolved that, in accordance with the                     Mgmt          For                            For
       provisions of Section 257 of the Companies
       Act, 1956, Mr Sudhir Chand, who was
       appointed as an Additional Director
       pursuant to the provisions of Section 260
       of the Companies Act, 1956 and Article 104
       of the Articles of Association of the
       Company, be and is hereby appointed as a
       Director of the Company

7      Resolved that, pursuant to the provisions                 Mgmt          For                            For
       of Sections 198, 269, 309 and other
       applicable provisions, if any, of the
       Companies Act, 1956, Mr P K Kataky be and
       is hereby appointed as the Managing
       Director and Chief Executive Officer of the
       Company for a period of three years with
       effect from 1st May, 2013 upto 30th April,
       2016 on such remuneration and terms and
       conditions of service as detailed in the
       Explanatory Statement under Section 173(2)
       of the Companies Act, 1956 annexed to the
       Notice convening the Meeting, with liberty
       to the Board of Directors, including any
       Committee thereof, to alter and vary the
       terms and conditions of appointment and/or
       remuneration, subject to the limits
       specified under Schedule XIII of the
       Companies Act, 1956 and any statutory
       modification or re-enactment thereto

8      Resolved that, pursuant to the provisions                 Mgmt          For                            For
       of Sections 198, 269, 309 and other
       applicable provisions, if any, of the
       Companies Act, 1956, Mr G Chatterjee be and
       is hereby appointed as the Joint Managing
       Director of the Company for a period of
       three years with effect from 1st May, 2013
       upto 30th April, 2016 on such remuneration
       and terms and conditions of service as
       detailed in the Explanatory Statement under
       Section 173(2) of the Companies Act, 1956
       annexed to the Notice convening the
       Meeting, with liberty to the Board of
       Directors, including any Committee thereof,
       to alter and vary the terms and conditions
       of appointment and/or remuneration, subject
       to the limits specified under Schedule XIII
       of the Companies Act, 1956 and any
       statutory modification or re-enactment
       thereto

9      Resolved that, pursuant to the provisions                 Mgmt          For                            For
       of Sections 198, 269 and 309 and other
       applicable provisions, if any, of the
       Companies Act, 1956, the variation in the
       period, remuneration and terms and
       conditions of appointment of Mr A K
       Mukherjee, Director-Finance and Chief
       Financial Officer be and are hereby
       approved with effect from 1st May, 2013
       upto 30th April, 2018 as detailed in the
       Explanatory Statement under Section 173(2)
       of the Companies Act, 1956 annexed to the
       Notice convening the Meeting

10     Resolved that, pursuant to the provisions                 Mgmt          For                            For
       of Sections 198, 269 and 309 and other
       applicable provisions, if any, of the
       Companies Act, 1956, the variation in the
       period, remuneration and terms and
       conditions of appointment of Mr Nadeem
       Kazim, Director - HR and Personnel be and
       are hereby approved with effect from 1st
       May, 2013 upto 30th April, 2018 as detailed
       in the Explanatory Statement under Section
       173(2) of the Companies Act, 1956 annexed
       to the Notice convening the Meeting

11     Resolved that, in accordance with the                     Mgmt          For                            For
       provisions of Section 257 of the Companies
       Act, 1956, Mr Subir Chakraborty, who was
       appointed as an Additional Director
       pursuant to the provisions of Section 260
       of the Companies Act, 1956 and Article 104
       of the Articles of Association of the
       Company, be and is hereby appointed as a
       Director of the Company. Resolved further
       that in accordance with Sections 198, 269,
       309 and all other applicable provisions of
       the Companies Act, 1956, if any, approval
       of the Company is hereby accorded to the
       appointment of Mr Subir Chakraborty as a
       Whole-time Director designated as Director
       - Industrial of the Company for a period of
       five years with effect from 1st May, 2013
       upto 30th April, 2018 on such remuneration
       and terms and conditions of service as
       detailed in the Explanatory Statement
       annexed CONTD

CONT   CONTD to the Notice convening this Meeting,               Non-Voting
       with liberty to the Board of Directors,
       including any Committee thereof, to alter
       and vary the terms and conditions of
       appointment and/or remuneration, subject to
       the limits specified under Schedule XIII of
       the Companies Act, 1956 and any statutory
       modification or re-enactment thereto

12     Resolved that, subject to the provisions of               Mgmt          For                            For
       Sections 309, 314 and other applicable
       provisions, if any, of the Companies Act,
       1956 ("the Act") or any modifications/re-
       enactments thereof, the Articles of
       Association of the Company and subject to
       such other approvals/permissions as may be
       necessary, consent of the Company be and is
       hereby accorded to the payment of
       remuneration by way of commission of upto
       one per cent of the net profits of the
       Company computed in the manner referred to
       in Sections 198, 309 and all other
       applicable provisions of the Act, provided
       that such commission in any financial year
       shall not exceed 7 40,00,000 (Rupees Forty
       lakhs only) per annum (subject to deduction
       of applicable taxes) to Mr. Rajesh G.
       Kapadia with effect from April 1, 2013, in
       addition to the sitting fees for attending
       the CONTD

CONT   CONTD meetings of the Board of Directors or               Non-Voting
       any Committee thereof. Resolved further
       that, the Board be and is hereby authorised
       to do all such acts, deeds and things as
       may be considered necessary to give effect
       to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  704641504
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  AGM
    Meeting Date:  02-Aug-2013
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       Audited Balance Sheet as at 31 March 2013
       and the Statement of Profit and Loss of the
       Company for the year ended on that date
       together with the reports of the Directors
       and Auditors thereon

2      To declare dividend on Equity Shares                      Mgmt          For                            For

3      To appoint a Director in place of Mr. D. R.               Mgmt          For                            For
       Mehta who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Sridhar Gorthi who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      To appoint a Director in place of Mr. J. F.               Mgmt          For                            For
       Ribeiro who retires by rotation and being
       eligible, offers himself for re-appointment

6      To appoint M/s. Walker, Chandiok & Co.,                   Mgmt          For                            For
       Auditors of the Company to hold office from
       the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting and to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  704869392
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  AGM
    Meeting Date:  27-Dec-2013
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adoption of accounts                                      Mgmt          For                            For

2      Re-appointment of Mr. Amal Ganguli as                     Mgmt          For                            For
       Director

3      Re-appointment of Mr. Vineet Nayar as                     Mgmt          For                            For
       Director

4      Resolved that Mr. Subroto Bhattacharya,                   Mgmt          For                            For
       Director, who retires by rotation and who
       has expressed his desire not to seek
       re-appointment as Director of the Company,
       be not re-appointed as Director and that
       the vacancy thereby caused be not filled up

5      Resolved that M/s. S. R. Batliboi & Co.                   Mgmt          For                            For
       LLP, Chartered Accountants, be and are
       hereby re-appointed as the Statutory
       Auditors of the Company to hold office from
       the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting of the Company.
       Resolved further that the Board of
       Directors of the Company be and are hereby
       authorized to fix their remuneration and
       reimburse their travelling and out of
       pocket expenses

6      Declaration of dividend                                   Mgmt          For                            For

7      Appointment of Mr. Subramanian Madhavan as                Mgmt          For                            For
       a Director

8      Appointment of Mr. Keki Mistry as a                       Mgmt          For                            For
       Director

9      Appointment of Ms. Roshni Nadar Malhotra as               Mgmt          For                            For
       a Director

10     Resolved that in accordance with articles                 Mgmt          For                            For
       94 and 95 of the Articles of Association of
       the Company and Section 309(4)(b) of the
       Companies Act, 1956, authority be and is
       hereby accorded to the payment of
       commission not exceeding one percent of the
       net profits of the Company to all the Non-
       Executive Directors of the Company
       collectively in each financial year over a
       period of five years beginning from July 1,
       2013 and extending upto and including the
       financial year of the Company ending on
       June 30, 2018. Resolved further that the
       quantum of commission at the end of each
       financial year to be paid to the above
       Directors shall be decided by the Board of
       Directors ("Board") or by Mr. Shiv Nadar,
       Chairman & Chief Strategy Officer, in case
       the requisite quorum to take decision on
       this item is not available in the Board
       meeting. CONTD

CONT   CONTD Resolved further that for the purpose               Non-Voting
       of giving effect to the above resolution,
       the Board be and is hereby authorized to do
       all such acts, deeds, matters and things as
       it may in its sole and absolute discretion
       deem necessary or expedient in this regard




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  704937450
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P174
    Meeting Type:  OTH
    Meeting Date:  06-Mar-2014
          Ticker:
            ISIN:  INE040A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU

i      Appointment of Mr. Paresh Sukthankar as                   Mgmt          For                            For
       Deputy Managing Director

ii     Appointment of Mr. Kaizad Bharucha as                     Mgmt          For                            For
       Executive Director

iii    Appointment of Mr. C. M. Vasudev as part                  Mgmt          For                            For
       time Chairman

iv     To borrow money pursuant to section                       Mgmt          For                            For
       180(1)(c) of the Indian Companies Act, 2013
       by way of special resolution




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  705328676
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P174
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2014
          Ticker:
            ISIN:  INE040A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING

1      ADOPTION OF THE AUDITED BALANCE SHEET AND                 Mgmt          For                            For
       PROFIT & LOSS ACCOUNT FOR THE YEAR ENDED
       MARCH 31, 2014 AND THE REPORTS OF THE BOARD
       OF DIRECTORS AND AUDITORS THEREON

2      DECLARATION OF DIVIDEND ON EQUITY SHARES                  Mgmt          For                            For

3      APPOINTMENT OF DIRECTOR IN PLACE OF MRS.                  Mgmt          For                            For
       RENU KARNAD WHO RETIRES BY ROTATION AND
       BEING ELIGIBLE OFFERS HERSELF FOR
       RE-APPOINTMENT

4      APPOINTMENT OF DIRECTOR IN PLACE OF MR.                   Mgmt          For                            For
       KEKI MISTRY WHO RETIRES BY ROTATION AND
       BEING ELIGIBLE OFFERS HIMSELF FOR
       RE-APPOINTMENT

5      APPOINTMENT OF AUDITORS AND FIXING OF THEIR               Mgmt          For                            For
       REMUNERATION: M/S DELLOITTE HASKINS & SELLS
       LLP, CHARTERED ACCOUNTANTS (FR NO. 117365W)

6      APPOINTMENT OF MR. PARTHO DATTA AS AN                     Mgmt          For                            For
       INDEPENDENT DIRECTOR OF THE BANK

7      APPOINTMENT OF DR. PANDIT PALANDE AS AN                   Mgmt          For                            For
       INDEPENDENT DIRECTOR OF THE BANK

8      APPOINTMENT OF MR. BOBBY PARIKH AS AN                     Mgmt          For                            For
       INDEPENDENT DIRECTOR OF THE BANK

9      APPOINTMENT OF MR. A.N. ROY AS AN                         Mgmt          For                            For
       INDEPENDENT DIRECTOR OF THE BANK

10     APPOINTMENT OF MR. C. M. VASUDEV AS AN                    Mgmt          For                            For
       INDEPENDENT DIRECTOR OF THE BANK

11     APPOINTMENT OF MR. VIJAY MERCHANT AS AN                   Mgmt          For                            For
       INDEPENDENT DIRECTOR OF THE BANK

12     RAISING OF ADDITIONAL CAPITAL                             Mgmt          Against                        Against

13     INCREASE IN FOREIGN SHAREHOLDING LIMIT UP                 Mgmt          For                            For
       TO 74%

CMMT   29 MAY 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO RECEIPT OF AUDITOR NAME IN
       RESOLUTION 5. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HERO MOTOCORP LTD                                                                           Agenda Number:  704690064
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3179Z146
    Meeting Type:  AGM
    Meeting Date:  11-Sep-2013
          Ticker:
            ISIN:  INE158A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at March
       31, 2013 and the Statement of Profit and
       Loss for the year ended on that date
       together with the Reports of the Directors
       and Auditors thereon

2      To declare a Dividend of INR 60 per Equity                Mgmt          For                            For
       Share on 19,96,87,500 Equity Shares of INR
       2 each for the financial year 2012-13

3      To appoint a Director in place of Dr.                     Mgmt          For                            For
       Pritam Singh, who retires by rotation and
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Mr. M.                  Mgmt          For                            For
       Damodaran, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      To appoint a Director in place of Mr. Paul                Mgmt          For                            For
       Edgerley, who retires by rotation and being
       eligible, offers himself for re-appointment

6      To appoint M/s. Deloitte Haskins & Sells,                 Mgmt          For                            For
       Chartered Accountants, (Firm Registration
       No. 015125N) the retiring Auditors, to hold
       office as the Statutory Auditors of the
       Company from the conclusion of this meeting
       until the conclusion of the next Annual
       General Meeting and to fix their
       remuneration

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 309, 310 and other applicable
       provisions, if any, of the Companies Act,
       1956, ("the Act") a sum not exceeding 0.10%
       per annum of the Net Profits of the Company
       calculated in accordance with provisions of
       Sections 198, 349 and 350 of the Act, be
       paid to and distributed amongst the
       Non-Executive and Independent Directors of
       the Company in such amount, proportion,
       manner and in all respects as may be
       directed by the Board of Directors
       ("Board") and such payments shall be made
       in respect of the Net Profits of the
       Company for each financial year for a
       period of 5 (five) years renewed from the
       financial year ended March 31, 2013 in
       addition to Sitting Fee for attending the
       meetings of the Board or any Committee
       thereof




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT FINANCE CORP LTD                                                        Agenda Number:  704623861
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37246207
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2013
          Ticker:
            ISIN:  INE001A01036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at March 31, 2013, the
       Statement of Profit and Loss for the
       financial year ended on that date and the
       reports of the Board of Directors and
       auditors thereon

2      To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a director in place of Mr.                     Mgmt          For                            For
       Deepak S. Parekh, who retires by rotation
       and, being eligible, offers himself for
       re-appointment

4      To appoint a director in place of Mr.                     Mgmt          For                            For
       Keshub Mahindra, who retires by rotation
       and, being eligible, offers himself for
       re-appointment

5      To appoint a director in place of Mr. D. M.               Mgmt          For                            For
       Sukthankar, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

6      To appoint a director in place of Mr.                     Mgmt          For                            For
       Nasser Munjee, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

7      Resolved that Messrs Deloitte Haskins &                   Mgmt          For                            For
       Sells, Chartered Accountants, having
       Registration No. 117366W issued by The
       Institute of Chartered Accountants of
       India, be and are hereby appointed as
       auditors of the Corporation, to hold office
       as such from the conclusion of this Annual
       General Meeting until the conclusion of the
       next Annual General Meeting of the
       Corporation, on a remuneration of INR
       1,02,00,000 (Rupees One Crore Two Lacs
       only) plus applicable service tax and
       reimbursement of out-of-pocket expenses
       incurred by them for the purpose of audit
       of the Corporation's accounts at the head
       office in Mumbai, all its branch offices in
       India and its offices at London and
       Singapore. Resolved further that pursuant
       to the provisions of Section 228 and other
       applicable provisions, if any, of the
       Companies Act, 1956, including CONTD

CONT   CONTD any amendment, modification,                        Non-Voting
       variation or re-enactment thereof, the
       Board of Directors of the Corporation be
       and is hereby authorised to appoint Messrs
       Deloitte Haskins & Sells, Chartered
       Accountants, having Registration No.
       117366W issued by The Institute of
       Chartered Accountants of India, or any
       other person who may be qualified to act as
       such, in consultation with the auditors of
       the Corporation, as branch auditors of the
       Corporation and to fix their remuneration,
       for the purpose of audit of any branch
       office(s) that may  be opened by the
       Corporation outside India during the period
       until the  conclusion of the next Annual
       General Meeting

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any of the Companies Act,
       1956, including any amendment,
       modification, variation or re-enactment
       thereof. Messrs PKF, Chartered Accountant
       having Registration No. 10 issuer by the
       Ministry of Economy, U.A.E be and are
       hereby appointed as branch auditors of the
       Corporation for the purpose of audit of the
       accounts of the Corporation's branch
       office(s) at Dubai, to hold office as such
       from the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting, on such terms and
       conditions and on such remuneration, as may
       be fixed by the Board of Director of the
       Corporation, depending upon the nature and
       scope of work of the said branch auditors

9      Resolved that in supersession of the                      Mgmt          For                            For
       resolution passed at the 34th Annual
       General Meeting of the Corporation held on
       July 8, 2011, the consent of the
       Corporation be and is hereby accorded under
       the provisions of Section 293(l)(d) and
       other applicable provisions, if any, of the
       Companies Act, 1956, including any
       amendment, modification, variation or
       re-enactment thereof and the Articles of
       Association of the Corporation to the Board
       of Directors of the Corporation to borrow,
       from time to time, such sum or sums of
       money as they may deem necessary for the
       purpose of the business of the Corporation,
       notwithstanding that the monies to be
       borrowed together with the monies already
       borrowed by the Corporation (apart from
       temporary loans obtained from the
       Corporation's bankers in the ordinary
       course of business) and remaining CONTD

CONT   CONTD outstanding at any point of time will               Non-Voting
       exceed the aggregate of the paid-up share
       capital of the Corporation and its free
       reserves, that is to say, reserves not set
       apart for any specific purpose; Provided
       that the total amount upto which monies may
       be borrowed by the Board of Directors and
       which shall remain outstanding at any given
       point of time shall not exceed the sum of
       INR 3,00,000 crores (Rupees Three Lac
       Crores only). Resolved further that the
       Board of Directors of the Corporation be
       and is hereby empowered and authorised to
       arrange or fix the terms and conditions of
       all such borrowings, from time to time,
       viz. terms as to interest, repayment,
       security or otherwise as it may think fit
       and to sign and execute all such documents,
       deeds and writings and to do all such acts,
       deeds, matters and things as may be CONTD

CONT   CONTD necessary, expedient and incidental                 Non-Voting
       thereto for giving effect to this
       resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION OF TEXT IN RESOLUTION 7. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ICICI BANK LTD, VADODARA                                                                    Agenda Number:  705347816
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2014
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      ADOPTION OF ACCOUNTS                                      Mgmt          For                            For

2      DECLARATION OF DIVIDEND ON PREFERENCE                     Mgmt          For                            For
       SHARES

3      DECLARATION OF DIVIDEND ON EQUITY SHARES                  Mgmt          For                            For

4      RE-APPOINTMENT OF MR. K. RAMKUMAR WHO                     Mgmt          For                            For
       RETIRES BY ROTATION AND, BEING ELIGIBLE,
       OFFERS HIMSELF FOR RE-APPOINTMENT

5      APPOINTMENT OF STATUTORY AUDITORS : B S R &               Mgmt          For                            For
       Co. LLP, CHARTERED ACCOUNTANTS
       (REGISTRATION NO. 101248W)

6      APPOINTMENT OF BRANCH AUDITORS                            Mgmt          For                            For

7      APPOINTMENT OF MR. V. K. SHARMA AS DIRECTOR               Mgmt          For                            For

8      RE-APPOINTMENT OF MR. RAJIV SABHARWAL AS                  Mgmt          For                            For
       EXECUTIVE DIRECTOR EFFECTIVE JUNE 24,2015
       UPTO JUNE 23,2020

9      SPECIAL RESOLUTION FOR AMENDMENT TO                       Mgmt          For                            For
       ARTICLES OF ASSOCIATION OF THE BANK
       PURSUANT TO THE BANKING LAWS (AMENDMENT)
       ACT, 2012 : ARTICLE 56(d) AND ARTICLE
       113(b)

10     SPECIAL RESOLUTION FOR BORROWING LIMITS                   Mgmt          For                            For
       UNDER SECTION 180(1 )(C) OF THE COMPANIES
       ACT, 2013

11     SPECIAL RESOLUTION FOR PRIVATE PLACEMENT OF               Mgmt          For                            For
       SECURITIES UNDER SECTION 42 OF THE
       COMPANIES ACT, 2013

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING




--------------------------------------------------------------------------------------------------------------------------
 IDFC LTD                                                                                    Agenda Number:  704632276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2013
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at March 31, 2013, the
       Statement of Profit & Loss and the Cash
       Flow Statement for the financial year ended
       March 31, 2013 and the Reports of the
       Directors and the Auditors thereon

2      To declare a dividend on equity shares                    Mgmt          For                            For

3      To appoint a Director in place of Dr. Omkar               Mgmt          For                            For
       Goswami, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Shardul Shroff, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 224, 224A and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s. Deloitte Haskins & Sells,
       Chartered Accountants having registration
       No. 117366W issued by the Institute of
       Chartered Accountants of India, be and are
       hereby appointed as the Auditors of the
       Company to hold office from the conclusion
       of this Annual General Meeting up to the
       conclusion of the next Annual General
       Meeting of the Company, on a remuneration
       to be fixed by the Board of Directors of
       the Company, based on the recommendation of
       the Audit Committee, in addition to
       reimbursement of all out-of-pocket expenses
       in connection with the audit of the
       accounts of the Company for the financial
       year ending March 31, 2014

6      Resolved that Mr. Joseph Dominic Silva, in                Mgmt          For                            For
       respect of whom the Company has received
       Notice in writing, from a Member proposing
       him as a candidate for the office of a
       Director under the provisions of Section
       257 of the Companies Act, 1956 and who is
       eligible for appointment to the office of
       Director, be and is hereby appointed as a
       Director of the Company and who shall be
       subject to retirement by rotation

7      Resolved that Ms. Snehlata Shrivastava, in                Mgmt          For                            For
       respect of whom the Company has received
       Notice in writing, from a Member proposing
       her as a candidate for the office of a
       Director under the provisions of Section
       257 of the Companies Act, 1956 and who is
       eligible for appointment to the office of a
       Director, be and is hereby appointed as a
       Director of the Company and who shall be
       subject to retirement by rotation

8      Resolved that in partial modification of                  Mgmt          For                            For
       the Ordinary Resolution No. 12 passed by
       the shareholders of the Company at 15th
       Annual General Meeting held on July 9, 2012
       and pursuant to Article 169 of the Articles
       of Association of the Company, the approval
       of the shareholders of the Company be and
       is hereby accorded for the appointment of
       Dr. Rajiv B. Lall as the Executive Chairman
       of the Company for a period of 3 (three)
       years with effect from May 2, 2013.
       resolved further that all other terms and
       conditions including as to remuneration, as
       set out in the above referred Ordinary
       Resolution No. 12 passed by the
       shareholders of the Company at 15th Annual
       General Meeting held on July 9, 2012,
       remain unchanged. resolved further that the
       Board of Directors and / or Mr. Mahendra N.
       Shah, Company Secretary, be and are hereby
       authorised to take all necessary steps for
       giving effect to the aforesaid resolution

9      Resolved that in partial modification of                  Mgmt          For                            For
       the Ordinary Resolution No. 13 passed by
       the shareholders of the Company at 15th
       Annual General Meeting held on July 9, 2012
       and pursuant to Article 169 of the Articles
       of Association of the Company, the approval
       of the shareholders of the Company be and
       is hereby accorded for the appointment of
       Mr. Vikram Limaye as the Managing Director
       & CEO of the Company for a period of 3
       (three) years with effect from May 2, 2013.
       Resolved further that all other terms and
       conditions including remuneration, as set
       out in the above referred Ordinary
       Resolution No. 13 passed by the
       shareholders of the Company at 15th Annual
       General Meeting held on July 9, 2012,
       remain unchanged. Resolved further that the
       Board of Directors and / or Mr. Mahendra N.
       Shah, Company Secretary, be and are hereby
       CONTD

CONT   CONTD authorised to take all necessary                    Non-Voting
       steps for giving effect to the aforesaid
       resolution

10     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 309 and other applicable
       provisions, if any, of the Companies Act,
       1956 and Article 132 of the Articles of
       Association of the Company, the consent of
       the Company be and is hereby accorded to
       the payment of remuneration by way of
       commission or otherwise, not exceeding 1%
       of the Net Profits of the Company, to be
       paid to and distributed amongst the
       Directors of the Company or some or any of
       them (other than Executive Chairman,
       Managing Director and Whole-time Directors)
       as may be decided by the Board of Directors
       or a Committee thereof from time to time,
       for a period of five years commencing from
       April 1, 2013 to March 31, 2018, and such
       payment be made out of profits of the
       Company calculated in accordance with the
       provisions of Sections 198, 349 and 350 of
       the Companies CONTD

CONT   CONTD Act, 1956 for each corresponding                    Non-Voting
       financial year

11     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 81(1A) and other applicable
       provisions of the Companies Act, 1956,
       Memorandum and Articles of Association of
       the Company and the Regulations/Guidelines
       prescribed by the Securities and Exchange
       Board of India (SEBI), the Reserve Bank of
       India (RBI) or any other relevant
       authority, from time to time, to the extent
       applicable and subject to such approvals,
       consents, permissions and sanctions as may
       be necessary and subject to such conditions
       and modifications as may be prescribed by
       them while granting such approvals,
       consents, permissions, authority and
       sanctions, the approval of the Members of
       the Company be and is hereby accorded to
       the Board of Directors of the Company
       (hereinafter referred to as "the Board",
       which term shall be deemed to include any
       Director/official CONTD

CONT   CONTD in single capacity and/or any                       Non-Voting
       Committee of Directors as may be authorized
       by the Board in this regard, to exercise
       its powers including the powers conferred
       by this Resolution) to create, issue, offer
       and allot, directly or indirectly to and
       for the benefit of such person(s) as are in
       the permanent employment of the Company or
       its subsidiaries or who are Directors of
       the Company, at any time, equity shares at
       such price, in such manner, during such
       period, in one or more tranches and on such
       terms and conditions as the Board may
       decide prior to the issue thereof, for, or
       which upon exercise could give rise to the
       issue of a number of equity shares not
       exceeding in aggregate, an additional two
       per cent of the number of issued equity
       shares of the Company, from time to time,
       under IDFC Employees Stock Option Scheme
       CONTD

CONT   CONTD 2007 (ESOS-2007), or any                            Non-Voting
       modifications thereof. Resolved further
       that the benefits of ESOS-2007 be extended
       to the eligible employees and Directors of
       one or more subsidiary companies of the
       Company on such terms and conditions as may
       be decided by the Board. Resolved further
       that subject to the terms stated herein,
       the equity shares allotted pursuant to the
       aforesaid Resolution shall rank pari-passu
       inter-se as also with the then existing
       equity shares of the Company. Resolved
       further that for the purpose of giving
       effect to any creation, offer, issue or
       allotment of equity shares as described
       above, the Board be and is hereby
       authorised on behalf of the Company to do
       all such acts, deeds, matters and things as
       it may, in its absolute discretion, deem
       necessary or desirable for such purpose,
       and with power on CONTD

CONT   CONTD behalf of the Company to settle all                 Non-Voting
       questions, difficulties or doubts that may
       arise in regard to such issue(s) or
       allotment(s) (including to amend or modify
       any of the terms of such issue or
       allotment), as it may, in its absolute
       discretion deem fit, without being required
       to seek any further consent or approval of
       the Members. Resolved further that the
       Board be and is hereby authorised to vary
       or modify the terms of ESOS-2007 in
       accordance with any Guidelines or
       Regulations that may be issued, from time
       to time, by any appropriate authority.
       Resolved further that the Board be and is
       hereby authorised to delegate all or any of
       the powers herein conferred to any
       Committee of Directors, or any Director(s)
       or any Officer(s) of the Company

12     Resolved that pursuant to the applicable                  Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       provisions of Foreign Exchange Management
       Regulations and Guidelines issued by the
       Government of India and other applicable
       laws, if any, and subject to the approval
       of RBI and such other regulatory/statutory
       authorities, as may be necessary, the
       consent of the Company be and is hereby
       accorded for reduction in the ceiling limit
       on the aggregate non-resident shareholding,
       including through Foreign Direct
       Investment, Non-Resident Indians and
       Foreign Institutional Investors from 74% to
       54% of the total paid-up equity capital of
       the Company with effect from such date(s)
       as may be decided by the Board." Resolved
       further that the Board of Directors (for
       the purpose of this resolution, the "Board"
       would include any Director/official in
       single CONTD

CONT   CONTD capacity and/or any Committee of                    Non-Voting
       Directors as may be authorized by the Board
       in this regard) be and is hereby authorized
       to perform all such acts, deeds and things
       as may be necessary to give effect to the
       above resolution. Resolved further that the
       Board be and is hereby authorised to
       delegate to the extent permitted by law,
       all or any of the powers herein conferred
       to it to any Committee of Directors or the
       Executive Chairman or Managing Director &
       CEO or Company Secretary or any other
       Officer or Officers of the Company to give
       effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 IDFC LTD                                                                                    Agenda Number:  704909730
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  OTH
    Meeting Date:  29-Jan-2014
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Reduction in the ceiling limit on aggregate               Mgmt          For                            For
       holdings of Foreign Institutional Investors
       (FIIs)/ SEBI approved sub-accounts of FIIs,
       Foreign Direct Investment (FDI), Foreign
       Nationals, Non-resident Indians (NRIs) and
       Overseas Corporate Bodies (OCBs)
       [collectively referred to as the "Foreign
       Shareholding"] in the paid-up equity share
       capital of the Company from 54% to 49.90%




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS LTD, BANGALORE                                                                      Agenda Number:  705299154
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4082C133
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2014
          Ticker:
            ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      ADOPTION OF FINANCIAL STATEMENTS                          Mgmt          For                            For

2      TO DECLARE A FINAL DIVIDEND OF INR 43 PER                 Mgmt          For                            For
       EQUITY SHARE AND TO CONFIRM THE INTERIM
       DIVIDEND OF INR 20 PER EQUITY SHARE,
       ALREADY PAID FOR THE YEAR ENDED MARCH 31,
       2014

3      TO APPOINT A DIRECTOR IN PLACE OF B. G.                   Mgmt          For                            For
       SRINIVAS, WHO RETIRES BY ROTATION AND,
       BEING ELIGIBLE, SEEKS RE-APPOINTMENT

4      TO APPOINT A DIRECTOR IN PLACE OF S.                      Mgmt          For                            For
       GOPALAKRISHNAN, WHO RETIRES BY ROTATION
       AND, BEING ELIGIBLE, SEEKS RE-APPOINTMENT

5      APPOINTMENT OF AUDITORS: B S R & CO. LLP,                 Mgmt          For                            For
       CHARTERED ACCOUNTANTS (LLP REGISTRATION NO.
       AAB-8181)

6      APPOINTMENT OF U. B. PRAVIN RAO AS A                      Mgmt          For                            For
       DIRECTOR, LIABLE TO RETIRE BY ROTATION AND
       ALSO AS A WHOLE-TIME DIRECTOR

7      APPOINTMENT OF KIRAN MAZUMDAR-SHAW AS AN                  Mgmt          For                            For
       INDEPENDENT DIRECTOR

8      APPOINTMENT OF CAROL M. BROWNER AS AN                     Mgmt          For                            For
       INDEPENDENT DIRECTOR

9      APPOINTMENT OF RAVI VENKATESAN AS AN                      Mgmt          For                            For
       INDEPENDENT DIRECTOR

10     CONTRACT TO SELL, LEASE, TRANSFER, ASSIGN                 Mgmt          For                            For
       OR OTHERWISE DISPOSE OF THE WHOLE OR PART
       OF THE 'PRODUCTS, PLATFORMS AND SOLUTIONS
       (PPS)' BUSINESS AND UNDERTAKING OF THE
       COMPANY TO EDGEVERVE SYSTEMS LIMITED

11     RESOLVED NOT TO FILL FOR THE TIME BEING THE               Mgmt          For                            For
       VACANCY CAUSED BY THE RETIREMENT OF ANN M.
       FUDGE, DIRECTOR, WHO RETIRES BY ROTATION AT
       THE AGM AND DOES NOT SEEK RE-APPOINTMENT




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD, BANGALORE                                                         Agenda Number:  704642316
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4082C133
    Meeting Type:  EGM
    Meeting Date:  03-Aug-2013
          Ticker:
            ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 269, 309, 198, and other applicable
       provisions, read with Schedule XIII of the
       Companies Act, 1956, including any
       statutory modification(s) or
       re-enactment(s) thereof, N. R. Narayana
       Murthy be and is hereby appointed as
       whole-time Director of the Company for a
       period of five (5) years with effect from
       June 1, 2013 on the following terms and
       conditions: Salary: INR 1/- per annum
       Resolved further that N. R. Narayana Murthy
       shall be entitled to perquisites, allowance
       and other benefits as per the rules of the
       Company subject to the applicable laws and
       as set out in the explanatory statement.
       Resolved further that, where in any
       financial year during his tenure of
       appointment, the Company incurs a loss or
       its profits are inadequate, the Company
       shall CONTD

CONT   CONTD pay to N. R. Narayana Murthy the                    Non-Voting
       remuneration by way of salary, perquisites,
       allowances and other benefits as specified
       as a minimum remuneration, subject however
       to the limits and conditions specified in
       Schedule XIII of the Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 ITC LTD                                                                                     Agenda Number:  704622566
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4211T171
    Meeting Type:  AGM
    Meeting Date:  26-Jul-2013
          Ticker:
            ISIN:  INE154A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Accounts of the                 Mgmt          For                            For
       Company for the financial year ended 31st
       March, 2013, the Balance Sheet as at that
       date and the Reports of the Directors and
       Auditors thereon

2      To declare dividend for the financial year                Mgmt          For                            For
       ended 31st March, 2013: INR 5.25 per share

3.1    To elect Mr. S. Banerjee as a Director in                 Mgmt          For                            For
       place of director retiring by rotation

3.2    To elect Mr. A. V. Girija Kumar, as a                     Mgmt          For                            For
       Director in place of director retiring by
       rotation

3.3    To elect Mr. H. G. Powell as a Director in                Mgmt          For                            For
       place of director retiring by rotation

3.4    To elect Dr. B. Sen as a Director in place                Mgmt          For                            For
       of director retiring by rotation

3.5    To elect Mr. B. Vijayaraghavan as a                       Mgmt          For                            For
       Director in place of director retiring by
       rotation

4      Resolved that Messrs. Deloitte Haskins &                  Mgmt          For                            For
       Sells, Chartered Accountants (Registration
       No. 302009E), be and are hereby appointed
       as the Auditors of the Company to hold such
       office until the conclusion of the next
       Annual General Meeting to conduct the audit
       at a remuneration of INR 195,00,000/-
       payable in one or more installments plus
       service tax as applicable, and
       reimbursement of out-of-pocket expenses
       incurred

5      Resolved that Ms. Meera Shankar be and is                 Mgmt          For                            For
       hereby appointed a Director of the Company,
       liable to retire by rotation, for a period
       of five years from the date of this
       Meeting, or till such earlier date to
       conform with the policy on retirement and
       as may be determined by the Board of
       Directors of the Company and / or by any
       applicable statutes, rules, regulations or
       guidelines

6      Resolved that Mr. Sahibzada Syed                          Mgmt          For                            For
       Habib-ur-Rehman be and is hereby appointed
       a Director of the Company, liable to retire
       by rotation, for a period of five years
       from the date of this Meeting, or till such
       earlier date to conform with the policy on
       retirement and as may be determined by the
       Board of Directors of the Company and / or
       by any applicable statutes, rules,
       regulations or guidelines

7      Resolved that Mr. Dinesh Kumar Mehrotra be                Mgmt          For                            For
       and is hereby re-appointed a Director of
       the Company, liable to retire by rotation,
       for the period from 30th July, 2013 to 26th
       October, 2013, or till such earlier date to
       conform with the policy on retirement and
       as may be determined by the Board of
       Directors of the Company and / or by any
       applicable statutes, rules, regulations or
       guidelines

8      Resolved that Mr. Sunil Behari Mathur be                  Mgmt          For                            For
       and is hereby re-appointed a Director of
       the Company, liable to retire by rotation,
       for a period of five years with effect from
       30th July, 2013, or till such earlier date
       to conform with the policy on retirement
       and as may be determined by the Board of
       Directors of the Company and / or by any
       applicable statutes, rules, regulations or
       guidelines

9      Resolved that Mr. Pillappakkam Bahukutumbi                Mgmt          For                            For
       Ramanujam be and is hereby re-appointed a
       Director of the Company, liable to retire
       by rotation, for a period of five years
       with effect from 30th July, 2013, or till
       such earlier date to conform with the
       policy on retirement and as may be
       determined by the Board of Directors of the
       Company and / or by any applicable
       statutes, rules, regulations or guidelines

10     Resolved that, in accordance with the                     Mgmt          For                            For
       applicable provisions of the Companies Act,
       1956, or any amendment thereto or
       re-enactment thereof, this Meeting hereby
       approves the re-appointment of Mr. Kurush
       Noshir Grant as a Director, liable to
       retire by rotation, and also as a Wholetime
       Director of the Company, for a period of
       five years with effect from 20th March,
       2013, or till such earlier date to conform
       with the policy on retirement and as may be
       determined by the Board of Directors of the
       Company and / or by any applicable
       statutes, rules, regulations or guidelines,
       on the same remuneration as approved by the
       Members at the Annual General Meeting of
       the Company held on 23rd July, 2010

11     Resolved that, the Directors of the Company               Mgmt          For                            For
       other than the Wholetime Directors be paid
       annually, for a period not exceeding three
       years, for each of the financial years
       commencing from 1st April, 2013, commission
       ranging between INR 12,00,000/- and INR
       20,00,000/-  individually, as the Board of
       Directors ('the Board') may determine based
       on performance and guidelines framed by the
       Board for this purpose, in addition to the
       fees for attending the meetings of the
       Board or any Committee thereof, provided
       however that the aggregate commission paid
       in a financial year shall not exceed one
       per cent of the net profits of the Company,
       in terms of Section 309(4) of the Companies
       Act, 1956, or any amendment thereto or
       re-enactment thereof ('the Act'), and
       computed in the manner referred to in
       Section 198(1) of the Act

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF DIVIDEND AMOUNT IN RESOLUTION 2.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ITC LTD                                                                                     Agenda Number:  704966994
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4211T171
    Meeting Type:  OTH
    Meeting Date:  19-Mar-2014
          Ticker:
            ISIN:  INE154A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Resolved that the Scheme of Arrangement                   Mgmt          For                            For
       between Wimco Limited and ITC Limited and
       their respective shareholders, being
       Annexure 'A' in the Company Application No.
       511 of 2013 in the Hon'ble High Court at
       Calcutta, a copy whereof is enclosed with
       the Postal Ballot Notice dated 6th
       February, 2014, be and is hereby approved




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  704600623
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  OTH
    Meeting Date:  03-Jul-2013
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 209719 DUE TO RECEIPT OF PAST
       RECORD DATE. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution for issue of Bonus                    Mgmt          For                            For
       Shares in the ratio of One Bonus Equity
       Share of Rs. 2/-for every Two Fully paid-up
       Equity Shares of Rs. 2/-each, by
       Capitalisation of Reserves pursuant to
       Article 153 of Articles of Association and
       Chapter IX of Securities and Exchange Board
       of India (Issue of Capital and Disclosure
       Requirements) Regulations, 2009




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  704656365
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  CRT
    Meeting Date:  12-Aug-2013
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION "1". THANK YOU.

1      For the purpose of considering and if                     Mgmt          For                            For
       thought fit, approving, with or without
       modification(s), the proposed scheme of
       arrangement, which inter alia provides for
       the transfer of the Transferred Undertaking
       of the Transferor Company as a going
       concern to the Transferee Company and the
       consequent payment of a cash Consideration
       by the Transferee Company to the Transferor
       Company under Section 391-394 and other
       applicable provisions of the Act, with
       effect from 1st of April, 2013 (hereinafter
       referred to as the "Scheme") and at such
       meeting and any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  704665592
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2013
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Balance Sheet as                Mgmt          For                            For
       at March 31, 2013, the Profit & Loss
       Account for the year ended on that date and
       the Reports of the Board of Directors and
       Auditors thereon

2      To declare a dividend on equity shares:                   Mgmt          For                            For
       Dividend of Rs. 18.50/- per share

3      Mrs. Bhagyam Ramani due to retire by                      Mgmt          For                            For
       rotation at this Annual General Meeting is
       not being re-appointed and accordingly it
       is "Resolved that the vacancy thereby
       caused be not filled up at this meeting or
       at any adjournment thereof

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Subodh Bhargava, who retires by rotation
       and is eligible for re-appointment

5      Resolved that Mr. Shailendra Roy be and is                Mgmt          For                            For
       hereby appointed as a Director retiring by
       rotation

6      Resolved that Mr. R. Shankar Raman be and                 Mgmt          For                            For
       is hereby appointed as a Director retiring
       by rotation

7      To appoint a Director in place of Mr. M. M.               Mgmt          For                            For
       Chitale, who retires by rotation and is
       eligible for re-appointment

8      Resolved that Mr. M. Damodaran who was                    Mgmt          For                            For
       appointed as an Additional Director and
       holds office up to the date of this Annual
       General Meeting of the Company, and is
       eligible for appointment, and in respect of
       whom the Company has received a notice in
       writing from a member under the provisions
       of Section 257 of the Companies Act, 1956,
       proposing his candidature for the office of
       a Director, be and is hereby appointed as a
       Director

9      Resolved that Mr. Vikram Singh Mehta who                  Mgmt          For                            For
       was appointed as an Additional Director and
       holds office up to the date of this Annual
       General Meeting of the Company, and is
       eligible for appointment, and in respect of
       whom the Company has received a notice in
       writing from a member under the provisions
       of Section 257 of the Companies Act, 1956,
       proposing his candidature for the office of
       a Director, be and is hereby appointed as a
       Director

10     Resolved that in supersession of all                      Mgmt          Against                        Against
       previous resolutions in this regard and in
       accordance with the provisions of Section
       81(1 A) and other applicable provisions, if
       any of the Companies Act, 1956, Foreign
       Exchange Management Act, 1999, Securities
       and Exchange Board of India (Issue of
       Capital and Disclosure Requirements)
       Regulations, 2009 ('SEBI Regulations'),
       Listing Agreements entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, enabling
       provisions in the Memorandum and Articles
       of Association of the Company as also
       provisions of any other applicable laws,
       rules and regulations (including any
       amendments thereto or re-enactments thereof
       for the time being in force) and subject to
       such approvals, consents, permissions and
       sanctions of the Securities and Exchange
       Board of India (CONTD

CONT   CONTD SEBI), Government of India (GOI),                   Non-Voting
       Reserve Bank of India (RBI) and all other
       appropriate and/or concerned authorities,
       or bodies and subject to such conditions
       and modifications, as may be prescribed by
       any of them in granting such approvals,
       consents, permissions and sanctions which
       may be agreed to by the Board of Directors
       of the Company ('Board') (which term shall
       be deemed to include any Committee which
       the Board may have constituted or hereafter
       constitute for the time being exercising
       the powers conferred on the Board by this
       resolution), the Board be and is hereby
       authorized to offer, issue and allot in one
       or more tranches, to Investors whether
       Indian or Foreign, including Foreign
       Institutions, Non-Resident Indians,
       Corporate Bodies, Mutual Funds, Banks,
       Insurance Companies, Pensions Funds,
       Individuals or CONTD

CONT   CONTD otherwise, whether shareholders of                  Non-Voting
       the Company or not, through a public issue
       and/or on a private placement basis,
       foreign currency convertible bonds and/or
       equity shares through depository receipts
       and/or bonds with share warrants attached
       including by way of Qualified Institutional
       Placement ('QIP'), to Qualified
       Institutional Buyers ('QIB') in terms of
       Chapter VIII of the SEBI Regulations,
       through one or more placements of Equity
       Shares/Fully Convertible Debentures
       (FCDs)/Partly Convertible Debentures
       (PCDs)/ Non-convertible Debentures (NCDs)
       with warrants or any securities (other than
       warrants) which are convertible into or
       exchangeable with equity shares at a later
       date (hereinafter collectively referred to
       as "Securities"), secured or unsecured so
       that the total amount raised through issue
       of the CONTD

CONT   CONTD Securities shall not exceed USD 600                 Non-Voting
       mn or INR 3200 crore, if higher (including
       green shoe option) as the Board may
       determine, where necessary in consultation
       with the Lead Managers, Underwriters,
       Merchant Bankers, Guarantors, Financial
       and/or Legal Advisors, Rating Agencies/
       Advisors, Depositories, Custodians,
       Principal Paying/Transfer/Conversion
       agents. Listing agents, Registrars,
       Trustees, Printers, Auditors, Stabilizing
       agents and all other Agencies/Advisors.
       Resolved further that for the purpose of
       giving effect to the above, the Board be
       and is hereby also authorised to determine
       the form, terms and timing of the issue(s),
       including the class of investors to whom
       the Securities are to be allotted, number
       of Securities to be allotted in each
       tranche, issue price, face value, premium
       amount in CONTD

CONT   CONTD issue/ conversion/ exercise/                        Non-Voting
       redemption, rate of interest, redemption
       period, listings on one or more stock
       exchanges in India or abroad as the Board
       may in its absolute discretion deems fit
       and to make and accept any modifications in
       the proposals as may be required by the
       authorities involved in such issue(s) in
       India and/or abroad, to do all acts, deeds,
       matters and things and to settle any
       questions or difficulties that may arise in
       regard to the issue(s). Resolved further
       that in case of QIP issue it shall be
       completed within 12 months from the date of
       this Annual General Meeting. Resolved
       further that in case of QIP issue the
       relevant date for determination of the
       floor price of the Equity Shares to be
       issued shall be- i) in case of allotment of
       equity shares, the date of meeting in which
       the CONTD

CONT   CONTD Board decides to open the proposed                  Non-Voting
       issue ii) in case of allotment of eligible
       convertible securities, either the date of
       the meeting in which the Board decides to
       open the issue of such convertible
       securities or the date on which the holders
       of such convertible securities become
       entitled to apply for the equity shares, as
       may be determined by the Board. Resolved
       further that the Equity Shares so issued
       shall rank pari passu with the existing
       Equity Shares of the Company in all
       respects. Resolved further that the Equity
       Shares to be offered and allotted shall be
       in dematerialized form. Resolved further
       that for the purpose of giving effect to
       any offer, issue or allotment of Securities
       the Board, be and is hereby authorised on
       behalf of the Company to do all such acts,
       deeds, matters and things as it may, in
       CONTD

CONT   CONTD absolute discretion, deem necessary                 Non-Voting
       or desirable for such purpose, including
       without limitation, the determination of
       the terms thereof, for entering into
       arrangements for managing, underwriting,
       marketing, listing and trading, to issue
       placement documents and to sign all deeds,
       documents and writings and to pay any fees,
       commissions, remuneration, expenses
       relating thereto and with power on behalf
       of the Company to settle all questions,
       difficulties or doubts that may arise in
       regard to such offer(s) or issue(s) or
       allotment(s) as it may, in its absolute
       discretion, deem fit. Resolved further that
       the Board be and is hereby authorised to
       appoint Lead Manager(s) in offerings of
       Securities and to remunerate them by way of
       commission, brokerage, fees or the like and
       also to enter into and execute CONTD

CONT   CONTD all such arrangements, agreements,                  Non-Voting
       memoranda, documents, etc. with Lead
       Manager(s) and to seek the listing of such
       securities. Resolved further that the
       Company do apply for listing of the new
       Equity Shares as may be issued with the
       Bombay Stock Exchange Limited and National
       Stock Exchange of India Limited or any
       other Stock Exchange(s). Resolved further
       that the Company do apply to the National
       Securities Depository Limited and/or
       Central Depository Services (India) Limited
       for admission of the Securities. Resolved
       further that the Board be and is hereby
       authorised to create necessary charge on
       such of the assets and properties (whether
       present or future) of the Company in
       respect of Securities and to approve,
       accept, finalize and execute facilities,
       sanctions, undertakings, agreements,
       promissory notes, credit CONTD

CONT   CONTD limits and any of the documents and                 Non-Voting
       papers in connection with the issue of
       Securities. Resolved further that the Board
       be and is hereby authorised to delegate all
       or any of the powers herein conferred to a
       Committee of Directors in such manner as
       they may deem fit

11     Resolved that clause 3(b) in the                          Mgmt          For                            For
       Explanatory Statement to item no. 10
       relating to 'Commission' of the Managerial
       Personnel, approved by the members at the
       Annual General Meeting held on August 26,
       2011 be substituted with the following
       clause  b  Commission: On the operating net
       profits after tax of the Company and
       excluding extraordinary/ exceptional
       profits or losses arising from sale of
       business/ assets, sale of shares in
       Subsidiary & Associate Companies/ Special
       Purpose Vehicles/ Joint Ventures and also
       from sale of strategic investments/
       adjustment in valuation of strategic
       investments, to be fixed by the Board, Upto
       0.40% p.a. for Executive Chairman, Upto
       0.30% p.a. for Chief Executive Officer &
       Managing Director, Upto 0.25% for Deputy
       Managing Director, if any, Upto 0.20% p.a.
       for Whole-time Directors

12     Resolved that the Company's Auditors, M/s                 Mgmt          For                            For
       Sharp & Tannan, Chartered Accountants (ICAI
       Registration No. 109982W), who hold office
       upto the date of this Annual General
       Meeting but, being eligible, offer
       themselves for reappointment, be and are
       hereby re-appointed as Auditors of the
       Company including all its branch offices
       for holding the office from the conclusion
       of this Meeting until the conclusion of the
       next Annual General Meeting at a
       remuneration of INR 108,00,000/- (Rupees
       One Hundred and Eight Lakh Only), exclusive
       of service tax, traveling and other out of
       pocket expenses




--------------------------------------------------------------------------------------------------------------------------
 LIC HOUSING FINANCE LTD                                                                     Agenda Number:  704636995
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5278Z133
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2013
          Ticker:
            ISIN:  INE115A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31st March, 2013, the
       Profit and Loss Account for the year ended
       31st March, 2013 together with Reports of
       the Directors and the Auditors thereon

2      To declare Dividend on Equity Shares                      Mgmt          For                            For

3      To appoint a Director in place of Shri S.                 Mgmt          For                            For
       Ravi, who retires by rotation and being
       eligible, offers himself for reappointment

4      To appoint a Director in place of Shri                    Mgmt          For                            For
       Jagdish Capoor, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      Resolved that pursuant to Section 224A of                 Mgmt          For                            For
       the Companies Act, 1956 M/s. Chokshi &
       Chokshi, Chartered Accountants, Mumbai and
       M/s, Shah Gupta & Co., Chartered
       Accountants, Mumbai be and are hereby
       appointed as Joint Statutory Auditors of
       the Company to hold the office from the
       conclusion of this Annual General Meeting
       until the conclusion of the next Annual
       General Meeting, on a remuneration to be
       determined by the Board of Directors in
       consultation with them plus applicable
       service tax for the purpose of audit of the
       Company's accounts at the Registered and
       Corporate Office as well as few Back
       Offices. Resolved further that the Board of
       Directors be and are hereby authorised to
       appoint in consultation with the Company's
       Joint Statutory Auditors any person or
       persons qualified for appointment as
       Auditor or Auditors of the CONTD

CONT   CONTD Company under section 226 of the                    Non-Voting
       Companies Act, 1956, to conduct audit of
       other Back Offices in India on such terms
       and conditions as may be mutually agreed
       depending upon the nature and scope of
       their work

6      Resolved that pursuant to the provisions                  Mgmt          For                            For
       under sections 198, 269, 309, 310 read with
       Schedule XIII and other applicable
       provisions, if any, of the Companies Act,
       1956, and subject to such sanctions as may
       be necessary, approval be and is hereby
       given to the appointment of Shri V. K.
       Sharma, as Managing Director & CEO of the
       Company for a period of 5 years or as
       decided by LIC of India from time to time.
       The terms and conditions of his service
       shall be determined from time to time by
       LIC of India and the Board of LIC Housing
       Finance Limited which will be within the
       limit as per the Companies Act, 1956 as set
       out in the Explanatory Statement attached
       to this notice. Resolved further that the
       Board of Directors of the Company be and is
       hereby authorised to take such steps as may
       be necessary to give effect to this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 LUPIN LTD                                                                                   Agenda Number:  704656947
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5362X101
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2013
          Ticker:
            ISIN:  INE326A01037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       audited Balance Sheet as at March 31, 2013,
       Statement of Profit and Loss for the year
       ended on that date and reports of Directors
       and Auditors

2      To declare dividend for the year ended                    Mgmt          For                            For
       March 31, 2013

3      To appoint a director in place of Dr. Kamal               Mgmt          For                            For
       K. Sharma, who retires by rotation and is
       eligible for re-appointment

4      To appoint a director in place of Ms.                     Mgmt          For                            For
       Vinita Gupta, who retires by rotation and
       is eligible for re-appointment

5      To appoint a director in place of Mr.                     Mgmt          For                            For
       Nilesh Gupta, who retires by rotation and
       is eligible for re-appointment

6      Resolved that M/s. Deloitte Haskins &                     Mgmt          For                            For
       Sells, Chartered Accountants, (ICAI Regn.
       No. 117366W) who hold office till the
       conclusion of this Annual General Meeting
       and are eligible for re-appointment, be and
       are hereby re-appointed as Statutory
       Auditors, to hold office from the
       conclusion of this Annual General Meeting
       till the conclusion of the next Annual
       General Meeting

7      Resolved that Mr. Dileep C. Choksi, who                   Mgmt          For                            For
       holds office up to the date of this
       meeting, be and is hereby appointed a
       Director of the Company

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       the Foreign Exchange Management Act, 1999
       (including any statutory modifications, or
       re-enactments thereof for the time being in
       force or as may be enacted hereafter), any
       Regulations and Guidelines thereunder or
       any Rules, Regulations or Guidelines issued
       by Reserve Bank of India from time to time,
       consent of the Company be and is hereby
       accorded for investment by Foreign
       Institutional Investors in the equity share
       capital of the Company, either by way of
       direct investment or by purchase or
       otherwise by acquiring from the secondary
       market under the Portfolio Investment
       Scheme or any other Scheme up to 49% of the
       paid-up equity share capital of the Company
       CONTD

CONT   CONTD Resolved further that the Board of                  Non-Voting
       Directors be and is hereby authorised to
       take such steps as may be necessary to give
       effect to this Resolution

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION OF TEXT IN RESOLUTION 8. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LUPIN LTD                                                                                   Agenda Number:  704706502
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5362X101
    Meeting Type:  OTH
    Meeting Date:  26-Sep-2013
          Ticker:
            ISIN:  INE326A01037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Approving the terms of appointment of Dr.                 Mgmt          For                            For
       Kamal K. Sharma, as Vice Chairman of the
       Company, w.e.f. September 1, 2013

2      Approving the terms of appointment of Ms.                 Mgmt          For                            For
       Vinita Gupta, as Chief Executive Officer of
       the Company, w.e.f. September 1, 2013

3      Approving the terms of appointment of Mr.                 Mgmt          For                            For
       Nilesh Gupta, as Managing Director of the
       Company, w.e.f. September 1, 2013

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN TEXT OF RESOLUTION 3. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  704646198
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164150
    Meeting Type:  AGM
    Meeting Date:  13-Aug-2013
          Ticker:
            ISIN:  INE101A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the audited Balance                  Mgmt          For                            For
       Sheet as at 31st March 2013 and the
       Statement of Profit and Loss for the year
       ended on that date and the Reports of the
       Directors and the Auditors thereon

2      To declare a dividend on Ordinary (Equity)                Mgmt          For                            For
       Shares: INR 12.50 Per Share and Special
       Dividend of INR 0.50 Per Share

3      To appoint a Director in place of Mr. Anand               Mgmt          For                            For
       G. Mahindra, who retires by rotation and,
       being eligible, offers himself for
       re-election

4      To appoint a Director in place of Mr. Nadir               Mgmt          For                            For
       B. Godrej, who retires by rotation and,
       being eligible, offers himself for
       re-election

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Anupam Puri who retires by rotation and,
       being eligible, offers himself for
       re-election

6      Resolved that Dr. A. S. Ganguly, a Director               Mgmt          For                            For
       liable to retire by rotation, who does not
       seek re-appointment, be not re-appointed a
       Director of the Company. Further resolved
       that the vacancy, so created on the Board
       of Directors of the Company, be not filled

7      Resolved that pursuant to section 224 of                  Mgmt          For                            For
       the Companies Act, 1956, Messrs Deloitte
       Haskins & Sells, Chartered Accountants
       (ICAI Registration Number 117364W), the
       retiring Auditors of the Company, be
       re-appointed as Auditors of the Company to
       hold office from the conclusion of this
       Annual General Meeting, until the
       conclusion of the next Annual General
       Meeting of the Company at a remuneration to
       be determined by the Board of Directors of
       the Company in addition to out of pocket
       expenses as may be Incurred by them during
       the course of the Audit

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN TEXT OF RESOLUTION 2. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 MARUTI SUZUKI INDIA LTD                                                                     Agenda Number:  704673587
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7565Y100
    Meeting Type:  AGM
    Meeting Date:  27-Aug-2013
          Ticker:
            ISIN:  INE585B01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       balance sheet as at 31st March 2013 and
       profit and loss account for the financial
       year ended on that date together with the
       reports of the directors and auditors
       thereon

2      To declare dividend on equity shares: The                 Mgmt          For                            For
       board recommends a dividend of INR8 (eight)
       per equity share of INR5 each for the year
       ended 31st March 2013 amounting to INR2,417
       million

3      To appoint a director in place of Mr. D.S.                Mgmt          For                            For
       Brar, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a director in place of Mr. Amal                Mgmt          For                            For
       Ganguli, who retires by rotation and being
       eligible, offers himself for re-appointment

5      To appoint a director in place of Mr.                     Mgmt          For                            For
       Keiichi Asai, who retires by rotation and
       being eligible, offers himself for
       re-appointment

6      Resolved that pursuant to section 224 and                 Mgmt          For                            For
       other applicable provisions of the
       Companies Act, 1956, M/s Price Waterhouse
       (Registration No. FRN301112E), Chartered
       Accountants, the retiring auditors of the
       Company, having offered themselves for
       re-appointment, be and are hereby
       re-appointed as the auditors of the Company
       to hold office from the conclusion of the
       32nd annual general meeting upto the
       conclusion of the 33rd annual general
       meeting of the Company at a remuneration to
       be fixed by the board and reimbursement of
       out of pocket expenses incurred in
       connection with the audit

7      Appointment of Mr. Kenichi Ayukawa as                     Mgmt          For                            For
       Managing Director & Chief Executive Officer

8      Appointment of Mr. Toshiaki Hasuike as                    Mgmt          For                            For
       Joint Managing Director

9      Appointment of Mr. R.P. Singh as Director                 Mgmt          For                            For

10     Payment towards stay and other related                    Mgmt          For                            For
       expenses of Mr. Shinzo Nakanishi, Director

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF DIVIDEND AMOUNT IN RESOLUTION
       NO. 2. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MCLEOD RUSSEL INDIA LTD                                                                     Agenda Number:  704632339
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5934T133
    Meeting Type:  AGM
    Meeting Date:  26-Jul-2013
          Ticker:
            ISIN:  INE942G01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Profit and Loss Account (Profit and Loss
       Statement) for the financial year ended
       31st March 2013 and Balance Sheet as at
       that date together with the Reports of the
       Directors and Auditors thereon

2      To declare a dividend for the financial                   Mgmt          For                            For
       year ended 31st March 2013

3      To appoint a Director in place of Mr. Brij                Mgmt          For                            For
       Mohan Khaitan, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Dr.                     Mgmt          For                            For
       Raghavachari Srinivasan, who retires by
       rotation and, being eligible, offers
       himself for re-appointment

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Bharat Bajoria, who retires by rotation
       and, being eligible, offers himself for
       re-appointment

6      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Ranabir Sen, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

7      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  704915555
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  AGM
    Meeting Date:  05-Feb-2014
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31 October 2013 and the
       Statement of Profit and Loss, Cash Flow
       Statement for the year ended on that date
       and the reports of the Directors and
       Auditors thereon

2      To declare a dividend on equity shares:                   Mgmt          For                            For
       dividend of INR 17 per equity shares of INR
       10 each of the year ended 31 October 2013

3      To appoint a Director in place of Dr.                     Mgmt          For                            For
       Friedrich Froeschl, who retires by rotation
       and being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Mr. V                   Mgmt          For                            For
       Ravichandran, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Chandrakant D Patel, who retires by
       rotation and being eligible, offers himself
       for re-appointment

6      Resolved that S.R. Batliboi & Associates                  Mgmt          For                            For
       LLP, Chartered Accountants (Registration
       No. 101049W), who retire at the conclusion
       of this Annual General Meeting, be and are
       hereby re-appointed as Statutory Auditors
       of the Company till the conclusion of the
       next Annual General Meeting at a
       remuneration to be fixed by the Board of
       Directors of the Company and billed
       progressively

7      Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, including
       the applicable rules made thereunder, Mr.
       Narayanan Kumar be and is hereby appointed
       as a Director of the Company, whose period
       of office shall be liable for retirement by
       rotation

8      Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, including
       the applicable rules made thereunder, Mr.
       James Mark Merritt be and is hereby
       appointed as a Director of the Company,
       whose period of office shall be liable for
       retirement by rotation

9      Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, including
       the applicable rules made thereunder, Mr.
       Lakshmikanth K Ananth be and is hereby
       appointed as a Director of the Company,
       whose period of office shall be liable for
       retirement by rotation

10     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, including
       the applicable rules made thereunder, Mr.
       Shankar Maitra be and is hereby appointed
       as a Director of the Company, whose period
       of office shall be liable for retirement by
       rotation




--------------------------------------------------------------------------------------------------------------------------
 NCC LTD                                                                                     Agenda Number:  704707415
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6198W135
    Meeting Type:  AGM
    Meeting Date:  27-Sep-2013
          Ticker:
            ISIN:  INE868B01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit & Loss for the year
       ended 31st March, 2013 and the Balance
       Sheet as at that date together with the
       Reports of the Board of Directors and the
       Auditors thereon

2      To declare dividend on the Equity Shares                  Mgmt          For                            For
       for the financial year 2012-2013: 15% (INR
       0.30 per share)

3      To appoint a Director in place of Sri P                   Mgmt          For                            For
       Abraham, who retires by rotation and being
       eligible, offers himself for reappointment

4      To appoint a Director in place of Sri A V N               Mgmt          For                            For
       Raju, who retires by rotation and being
       eligible, offers himself for reappointment

5      Resolved that M/s. M Bhaskara Rao & Co.,                  Mgmt          For                            For
       Chartered Accountants (Registration No.
       000459S) and M/s.Deloitte Haskins and
       Sells, Chartered Accountants, (Registration
       No.008072S) the retiring Joint Statutory
       Auditors of the Company, be and are hereby
       re-appointed as the Joint Statutory
       Auditors of the Company to hold office from
       the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting of the Company at
       such remuneration as may be determined by
       the Board of Directors of the Company

6      Resolved that Dr. Rakesh R Jhunjhunwala,                  Mgmt          For                            For
       Director liable to retire by rotation, who
       does not offer himself for re-appointment
       be not re-appointed as a Director of the
       Company and the vacancy so caused on the
       Board of the Company be not filled-up

7      Resolved that notice of intention to                      Mgmt          For                            For
       propose Sri Anil P Gupta for appointment as
       a Director having been received from a
       member under Section 257 of the Companies
       Act, 1956, Sri Anil P Gupta who was
       appointed as an Additional Director of the
       Company during the year and who holds
       office up to the date of this Annual
       General Meeting pursuant to Section 260 of
       the Companies Act, 1956, be and is hereby
       appointed as a Director of the Company
       liable to retire by rotation

8      Resolved that notice of intention to                      Mgmt          For                            For
       propose Sri T N Manoharan for appointment
       as a Director having been received from a
       member under Section 257 of the Companies
       Act, 1956, Sri T N Manoharan who was
       appointed as an Additional Director of the
       Company during the year and who holds
       office up to the date of this Annual
       General Meeting pursuant to Section 260 of
       the Companies Act, 1956, be and is hereby
       appointed as a Director of the Company
       liable to retire by rotation

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF DIVIDEND AMOUNT IN RESOLUTION 2
       .IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 NESTLE INDIA LTD                                                                            Agenda Number:  705171849
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6268T111
    Meeting Type:  AGM
    Meeting Date:  12-May-2014
          Ticker:
            ISIN:  INE239A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO RECEIVE, CONSIDER AND ADOPT THE                        Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY FOR THE
       YEAR ENDED 31ST DECEMBER, 2013 INCLUDING
       AUDITED BALANCE SHEET AS AT 31ST DECEMBER,
       2013 AND THE STATEMENT OF PROFIT AND LOSS
       FOR THE YEAR ENDED ON THAT DATE AND THE
       REPORTS OF THE BOARD OF DIRECTORS AND
       AUDITORS THEREON

2      TO DECLARE FINAL DIVIDEND AND CONFIRM THE                 Mgmt          For                            For
       TWO INTERIM DIVIDENDS AGGREGATING TO INR
       36.00 PER EQUITY SHARE, ALREADY PAID FOR
       THE YEAR ENDED 31ST DECEMBER, 2013

3      TO APPOINT A DIRECTOR IN PLACE OF MR.                     Mgmt          For                            For
       ARISTIDES PROTONOTARIOS (HOLDING DIN
       06546858), WHO RETIRES BY ROTATION AND
       BEING ELIGIBLE OFFERS HIMSELF FOR
       RE-APPOINTMENT

4      TO APPOINT M/S. A.F.FERGUSON & CO.,                       Mgmt          For                            For
       CHARTERED ACCOUNTANTS (ICAI REGISTRATION
       NO.112066W) AS STATUTORY AUDITORS OF THE
       COMPANY AND FIX THEIR REMUNERATION

5      RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTIONS 149, 150, 152 AND ANY OTHER
       APPLICABLE PROVISIONS OF THE COMPANIES ACT,
       2013 AND THE RULES MADE THEREUNDER
       (INCLUDING ANY STATUTORY MODIFICATION(S) OR
       RE-ENACTMENT THEREOF FOR THE TIME BEING IN
       FORCE) READ WITH SCHEDULE IV TO THE
       COMPANIES ACT, 2013, MR. MICHAEL WILLIAM
       OLIVER GARRETT (HOLDING DIN 00051904),
       DIRECTOR OF THE COMPANY WHO RETIRES BY
       ROTATION AT THE ANNUAL GENERAL MEETING AND
       IN RESPECT OF WHOM THE COMPANY HAS RECEIVED
       A NOTICE IN WRITING FROM A MEMBER PROPOSING
       HIS CANDIDATURE FOR THE OFFICE OF DIRECTOR,
       BE AND IS HEREBY APPOINTED AS AN
       INDEPENDENT DIRECTOR OF THE COMPANY TO HOLD
       OFFICE FOR FIVE CONSECUTIVE YEARS FOR A
       TERM UP TO 31ST MARCH, 2019

6      RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTIONS 149, 150, 152 AND ANY OTHER
       APPLICABLE PROVISIONS OF THE COMPANIES ACT,
       2013 AND THE RULES MADE THEREUNDER
       (INCLUDING ANY STATUTORY MODIFICATION(S) OR
       RE-ENACTMENT THEREOF FOR THE TIME BEING IN
       FORCE) READ WITH SCHEDULE IV TO THE
       COMPANIES ACT, 2013, MR. RAVINDER NARAIN
       (HOLDING DIN 00059197), DIRECTOR OF THE
       COMPANY WHO RETIRES BY ROTATION AT THE
       ANNUAL GENERAL MEETING AND IN RESPECT OF
       WHOM THE COMPANY HAS RECEIVED A NOTICE IN
       WRITING FROM A MEMBER PROPOSING HIS
       CANDIDATURE FOR THE OFFICE OF DIRECTOR, BE
       AND IS HEREBY APPOINTED AS AN INDEPENDENT
       DIRECTOR OF THE COMPANY TO HOLD OFFICE FOR
       FIVE CONSECUTIVE YEARS FOR A TERM UP TO
       31ST MARCH, 2019

7      RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTIONS 149, 150, 152 AND ANY OTHER
       APPLICABLE PROVISIONS OF THE COMPANIES ACT,
       2013 AND THE RULES MADE THEREUNDER
       (INCLUDING ANY STATUTORY MODIFICATION(S) OR
       RE-ENACTMENT THEREOF FOR THE TIME BEING IN
       FORCE) READ WITH SCHEDULE IV TO THE
       COMPANIES ACT, 2013, MR. ASHOK KUMAR
       MAHINDRA (HOLDING DIN 00916746), DIRECTOR
       OF THE COMPANY WHOSE PERIOD OF OFFICE IS
       LIABLE TO DETERMINATION BY RETIREMENT OF
       DIRECTORS BY ROTATION AND IN RESPECT OF
       WHOM THE COMPANY HAS RECEIVED A NOTICE IN
       WRITING FROM A MEMBER PROPOSING HIS
       CANDIDATURE FOR THE OFFICE OF DIRECTOR, BE
       AND IS HEREBY APPOINTED AS AN INDEPENDENT
       DIRECTOR OF THE COMPANY TO HOLD OFFICE FOR
       FIVE CONSECUTIVE YEARS FOR A TERM UP TO
       31ST MARCH, 2019

8      RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTIONS 149, 150, 152 AND ANY OTHER
       APPLICABLE PROVISIONS OF THE COMPANIES ACT,
       2013 AND THE RULES MADE THEREUNDER
       (INCLUDING ANY STATUTORY MODIFICATION(S) OR
       RE-ENACTMENT THEREOF FOR THE TIME BEING IN
       FORCE) READ WITH SCHEDULE IV TO THE
       COMPANIES ACT, 2013, DR. (MRS.) SWATI AJAY
       PIRAMAL (HOLDING DIN 00067125), DIRECTOR OF
       THE COMPANY WHOSE PERIOD OF OFFICE IS
       LIABLE TO DETERMINATION BY RETIREMENT OF
       DIRECTORS BY ROTATION AND IN RESPECT OF
       WHOM THE COMPANY HAS RECEIVED A NOTICE IN
       WRITING FROM A MEMBER PROPOSING HER
       CANDIDATURE FOR THE OFFICE OF DIRECTOR, BE
       AND IS HEREBY APPOINTED AS AN INDEPENDENT
       DIRECTOR OF THE COMPANY TO HOLD OFFICE FOR
       FIVE CONSECUTIVE YEARS FOR A TERM UP TO
       31ST MARCH, 2019

9      RESOLVED THAT MR. ANTONIO HELIO WASZYK                    Mgmt          For                            For
       (HOLDING DIN 02730946), WHO WAS APPOINTED
       AS AN ADDITIONAL DIRECTOR OF THE COMPANY BY
       THE BOARD OF DIRECTORS WITH EFFECT FROM 1ST
       OCTOBER, 2013, IN TERMS OF SECTION 260 OF
       THE COMPANIES ACT, 1956  CORRESPONDING TO
       SECTION 161(1) OF THE COMPANIES ACT, 2013
       AND ARTICLE 127 OF THE ARTICLES OF
       ASSOCIATION OF THE COMPANY AND WHOSE TERM
       OF OFFICE EXPIRES AT THE ANNUAL GENERAL
       MEETING AND IN RESPECT OF WHOM THE COMPANY
       HAS RECEIVED A NOTICE IN WRITING FROM A
       MEMBER PROPOSING HIS CANDIDATURE FOR THE
       OFFICE OF DIRECTOR, BE AND IS HEREBY
       APPOINTED AS A DIRECTOR OF THE COMPANY
       WHOSE PERIOD OF OFFICE SHALL BE LIABLE TO
       DETERMINATION BY RETIREMENT OF DIRECTORS BY
       ROTATION

10     RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTIONS 196, 197, 203 AND ANY OTHER
       APPLICABLE PROVISIONS OF THE COMPANIES ACT,
       2013 AND THE RULES MADE THEREUNDER
       (INCLUDING ANY STATUTORY MODIFICATION(S) OR
       RE-ENACTMENT THEREOF FOR THE TIME BEING IN
       FORCE), READ WITH SCHEDULE V TO THE
       COMPANIES ACT, 2013 (CORRESPONDING TO
       SECTIONS 198, 269, 309 AND ANY OTHER
       APPLICABLE PROVISIONS OF THE COMPANIES ACT,
       1956 READ WITH SCHEDULE XIII TO THE
       COMPANIES ACT, 1956) AND SUBJECT TO THE
       REQUISITE APPROVAL OF THE CENTRAL
       GOVERNMENT, THE CONSENT OF THE COMPANY BE
       AND IS HEREBY ACCORDED TO THE APPOINTMENT
       OF MR. ETIENNE ANDRE MARIE BENET (HOLDING
       DIN 06702574), WHO WAS APPOINTED AS A
       "NON-RETIRING DIRECTOR" OF THE COMPANY BY
       THE BOARD OF DIRECTORS WITH EFFECT FROM 1ST
       OCTOBER, 2013 UNDER THE ARTICLES OF
       ASSOCIATION OF THE COMPANY, AS THE CONTD

CONT   CONTD "MANAGING DIRECTOR" OF THE COMPANY                  Non-Voting
       FOR A PERIOD OF FIVE YEARS EFFECTIVE FROM
       1ST OCTOBER, 2013, ON THE TERMS AND
       CONDITIONS OF APPOINTMENT AND REMUNERATION
       AS CONTAINED IN THE DRAFT AGREEMENT, A COPY
       WHEREOF INITIALED BY THE CHAIRMAN FOR THE
       PURPOSE OF IDENTIFICATION IS PLACED BEFORE
       THE MEETING, AND THE BOARD OF DIRECTORS BE
       AND IS HEREBY AUTHORISED TO ALTER AND VARY
       SUCH TERMS OF APPOINTMENT AND REMUNERATION
       SO AS TO NOT EXCEED THE LIMITS SPECIFIED IN
       SCHEDULE V TO THE COMPANIES ACT, 2013
       (CORRESPONDING TO SCHEDULE XIII TO THE
       COMPANIES ACT, 1956), AS MAY BE AGREED TO
       BY THE BOARD OF DIRECTORS AND MR. BENET

11     RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTION 152 AND ANY OTHER APPLICABLE
       PROVISIONS OF THE COMPANIES ACT, 2013 AND
       THE RULES MADE THEREUNDER (INCLUDING ANY
       STATUTORY MODIFICATION(S) OR RE-ENACTMENT
       THEREOF FOR THE TIME BEING IN FORCE), MR.
       SHOBINDER DUGGAL (HOLDING DIN 00039580),
       DIRECTOR OF THE COMPANY AND IN RESPECT OF
       WHOM THE COMPANY HAS RECEIVED A NOTICE IN
       WRITING FROM A MEMBER PROPOSING HIS
       CANDIDATURE FOR THE OFFICE OF DIRECTOR, BE
       AND IS HEREBY APPOINTED AS A DIRECTOR OF
       THE COMPANY WHOSE PERIOD OF OFFICE SHALL BE
       LIABLE TO DETERMINATION BY RETIREMENT OF
       DIRECTORS BY ROTATION. RESOLVED FURTHER
       THAT PURSUANT TO THE PROVISIONS OF SECTIONS
       196, 197, 203 AND ANY OTHER APPLICABLE
       PROVISIONS OF THE COMPANIES ACT, 2013 AND
       THE RULES MADE THEREUNDER (INCLUDING ANY
       STATUTORY MODIFICATION(S) OR RE-ENACTMENT
       CONTD

CONT   CONTD THEREOF FOR THE TIME BEING IN FORCE),               Non-Voting
       READ WITH SCHEDULE V TO THE COMPANIES ACT,
       2013 (CORRESPONDING TO SECTIONS 198, 269,
       309 AND ANY OTHER APPLICABLE PROVISIONS OF
       THE COMPANIES ACT, 1956 READ WITH SCHEDULE
       XIII TO THE COMPANIES ACT, 1956), THE
       CONSENT OF THE COMPANY, BE AND IS HEREBY
       ACCORDED TO THE APPOINTMENT OF MR.
       SHOBINDER DUGGAL (HOLDING DIN 00039580) AS
       A WHOLE-TIME DIRECTOR OF THE COMPANY
       DESIGNATED AS "DIRECTOR-FINANCE & CONTROL
       AND CHIEF FINANCIAL OFFICER" FOR A PERIOD
       OF FIVE YEARS EFFECTIVE FROM 10TH MAY,
       2014, ON THE TERMS AND CONDITIONS OF
       APPOINTMENT AND REMUNERATION AS CONTAINED
       IN THE DRAFT AGREEMENT, A COPY WHEREOF
       INITIALED BY THE CHAIRMAN FOR THE PURPOSE
       OF IDENTIFICATION IS PLACED BEFORE THE
       MEETING, AND THE BOARD OF DIRECTORS BE AND
       IS HEREBY AUTHORISED TO ALTER AND VARY SUCH
       TERMS OF CONTD

CONT   CONTD APPOINTMENT AND REMUNERATION SO AS TO               Non-Voting
       NOT EXCEED THE LIMITS SPECIFIED IN SCHEDULE
       V TO THE COMPANIES ACT, 2013 (CORRESPONDING
       TO SCHEDULE XIII TO THE COMPANIES ACT,
       1956), AS MAY BE AGREED TO BY THE BOARD OF
       DIRECTORS AND MR. DUGGAL

12     RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTION 14 AND ANY OTHER APPLICABLE
       PROVISIONS OF THE COMPANIES ACT, 2013, THE
       ARTICLES OF ASSOCIATION OF THE COMPANY BE
       AND IS HEREBY AMENDED BY DELETING THE
       EXISTING ARTICLE 92 AND SUBSTITUTING WITH
       FOLLOWING NEW ARTICLE 92 : NUMBER OF
       DIRECTORS 92. THE NUMBER OF DIRECTORS OF
       THE COMPANY SHALL NOT BE LESS THAN SIX NOR
       MORE THAN TEN

13     RESOLVED THAT IN SUPERSESSION OF THE                      Mgmt          For                            For
       ORDINARY RESOLUTION ADOPTED AT THE 52ND
       ANNUAL GENERAL MEETING HELD ON 19TH APRIL,
       2011 AND PURSUANT TO SECTION 180(1)(C) AND
       ANY OTHER APPLICABLE PROVISIONS OF THE
       COMPANIES ACT, 2013 AND THE RULES MADE
       THEREUNDER (INCLUDING ANY STATUTORY
       MODIFICATION(S) OR RE-ENACTMENT THEREOF FOR
       THE TIME BEING IN FORCE), THE CONSENT OF
       THE COMPANY BE AND IS HEREBY ACCORDED TO
       THE BOARD OF DIRECTORS TO BORROW MONEYS IN
       EXCESS OF THE AGGREGATE OF THE PAID UP
       SHARE CAPITAL AND FREE RESERVES OF THE
       COMPANY, PROVIDED THAT THE TOTAL AMOUNT
       BORROWED AND OUTSTANDING AT ANY POINT OF
       TIME, APART FROM TEMPORARY LOANS
       OBTAINED/TO BE OBTAINED FROM THE COMPANY'S
       BANKERS IN THE ORDINARY COURSE OF BUSINESS,
       SHALL NOT BE IN EXCESS OF INR 150 CRORES
       CONT

CONT   (RUPEES ONE HUNDRED FIFTY CRORES) OVER AND                Non-Voting
       ABOVE THE AGGREGATE OF THE PAID UP SHARE
       CAPITAL AND FREE RESERVES OF THE COMPANY

14     RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTION 197 AND ANY OTHER APPLICABLE
       PROVISIONS OF THE COMPANIES ACT, 2013
       (INCLUDING ANY STATUTORY MODIFICATION(S) OR
       RE-ENACTMENT THEREOF FOR THE TIME BEING IN
       FORCE) A SUM NOT EXCEEDING ONE PERCENT PER
       ANNUM OF THE NET PROFITS OF THE COMPANY
       CALCULATED IN ACCORDANCE WITH THE
       PROVISIONS OF SECTION 198 OF THE COMPANIES
       ACT, 2013, BE PAID TO AND DISTRIBUTED
       AMONGST THE DIRECTORS OTHER THAN THE
       MANAGING DIRECTOR OR WHOLE-TIME DIRECTORS
       OF THE COMPANY OR SOME OR ANY OF THEM IN
       SUCH AMOUNTS OR PROPORTIONS AND IN SUCH
       MANNER AND IN ALL RESPECTS AS MAY BE
       DECIDED AND DIRECTED BY THE BOARD OF
       DIRECTORS AND SUCH PAYMENTS SHALL BE MADE
       IN RESPECT OF THE PROFITS OF THE COMPANY
       FOR EACH FINANCIAL YEAR, FOR A PERIOD OF
       FIVE FINANCIAL YEARS COMMENCING FROM 1ST
       JANUARY, 2014, PROVIDED THAT CONTD

CONT   CONTD NONE OF THE DIRECTORS AFORESAID SHALL               Non-Voting
       RECEIVE INDIVIDUALLY A SUM EXCEEDING INR
       10,00,000/-(RUPEES TEN LAKHS ONLY) IN A
       FINANCIAL YEAR. RESOLVED FURTHER THAT THE
       ABOVE REMUNERATION SHALL BE IN ADDITION TO
       FEE PAYABLE TO THE DIRECTOR(S) FOR
       ATTENDING THE MEETINGS OF THE BOARD OR
       COMMITTEE THEREOF OR FOR ANY OTHER PURPOSE
       WHATSOEVER AS MAY BE DECIDED BY THE BOARD
       OF DIRECTORS AND REIMBURSEMENT OF EXPENSES
       FOR PARTICIPATION IN THE BOARD AND OTHER
       MEETINGS

CMMT   18 APR 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO MODIFICATION TO TEXT OF
       RESOLUTION 13. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 NMDC LTD                                                                                    Agenda Number:  704718242
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y62393114
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2013
          Ticker:
            ISIN:  INE584A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the                        Mgmt          For                            For
       Statement of Profit & Loss for the
       financial year ended 31st March, 2013, the
       Balance Sheet as at that date and the
       Directors' and Auditors' Reports thereon

2      To declare the Final Dividend as                          Mgmt          For                            For
       recommended by the Board: Final Dividend @
       Rs. 4/-per share

3.i    To appoint Shri C.S. Verma, as                            Mgmt          For                            For
       Chairman-cum-Managing Director, who retires
       by rotation and is eligible for
       re-appointment

3.ii   To appoint Shri N.K. Nanda, as Director                   Mgmt          For                            For
       (Technical), who retires by rotation and is
       eligible for re-appointment

3.iii  To appoint Shri S. Thiagarajan, as Director               Mgmt          For                            For
       (Finance), who retires by rotation and is
       eligible for re-appointment

3.iv   To appoint Shri S. Bose, as Director                      Mgmt          For                            For
       (Production), who retires by rotation and
       is eligible for re-appointment

3.v    To appoint Shri S.K. Das, as Director                     Mgmt          For                            For
       (Commercial), who retires by rotation and
       is eligible for re-appointment

3.vi   To appoint Shri Rabindra Singh, as Director               Mgmt          For                            For
       (Personnel), who retires by rotation and is
       eligible for re-appointment

3.vii  To appoint Shri R.N. Aga, as Director, who                Mgmt          For                            For
       retires by rotation and is eligible for
       re-appointment

3viii  To appoint Smt. Parminder H. Mathur, as                   Mgmt          For                            For
       Director, who retires by rotation and is
       eligible for re-appointment

3.ix   To appoint Shri D. Rath, as Director, who                 Mgmt          For                            For
       retires by rotation and is eligible for
       re-appointment

3.x    To appoint Shri S.J. Sibal, as Director,                  Mgmt          For                            For
       who retires by rotation and is eligible for
       re-appointment

4      In terms of the amended Section 224 of the                Mgmt          For                            For
       Companies Act, 1956 vide Clause (aa) of
       Sub-section 8, the remuneration of Auditors
       of Government Companies, appointed by
       Comptroller and Auditor General of India,
       shall be fixed by the Company in General
       Meeting or in such manner as the Company in
       General Meeting may determine. Hence, it is
       proposed that the members may fix the
       remuneration of the Statutory Auditors of
       the Company for the year 2013-14, as may be
       deemed fit

5      Resolved that Shri Vinod Kumar Thakral be                 Mgmt          For                            For
       and is hereby appointed as Director of the
       Company on the existing terms of his
       appointment, who is liable to retire by
       rotation

6      Resolved that Shri Syedain Abbasi be and is               Mgmt          For                            For
       hereby appointed as Director of the Company
       on the existing terms of his appointment,
       who is liable to retire by rotation

7      Resolved that Dr. Noor Mohammad be and is                 Mgmt          For                            For
       hereby appointed as Director of the Company
       on the existing terms of his appointment,
       who is liable to retire by rotation

8      Resolved that Shri Vinai Kumar Agarwal be                 Mgmt          For                            For
       and is hereby appointed as Director of the
       Company on the existing terms of his
       appointment, who is liable to retire by
       rotation

9      Resolved that Shri Mahesh Shah be and is                  Mgmt          For                            For
       hereby appointed as Director of the Company
       on the existing terms of his appointment,
       who is liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 OIL & NATURAL GAS CORPORATION LTD                                                           Agenda Number:  704718139
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64606133
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2013
          Ticker:
            ISIN:  INE213A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31st March, 2013,
       Profit & Loss Account for the year ended
       31st March, 2013 together with the Reports
       of the Directors and the Auditors' thereon
       and comments of the Comptroller & Auditor
       General of India in terms of Section 619 of
       the Companies Act, 1956

2      To confirm the payment of two interim                     Mgmt          For                            For
       dividends and declare final dividend on
       equity shares for the year 2012-13: Your
       Company paid interim dividend of Rs. 9.00
       per share (180 per cent) in two phases (Rs.
       5.00 and Rs. 4.00). The Board of Directors
       have recommended a final dividend of Rs.
       0.50 per share (10 per cent) making the
       aggregate dividend at Rs. 9.50 per share
       (190 per cent) as compared to Rs. 9.75 per
       share (195 per cent) paid in 2011-12. The
       total dividend will absorb Rs. 81,277
       million, besides Rs. 13,012 million as tax
       on dividend and works out to 45.06 percent
       of PAT against 38.49 percent in 2011-12

3      To appoint a Director in place of Dr. D                   Mgmt          For                            For
       Chandrasekharam, who retires by rotation
       and being eligible, offers himself for
       reappointment

4      To appoint a Director in place of Shri K S                Mgmt          For                            For
       Jamestin, who retires by rotation and being
       eligible, offers himself for reappointment

5      Resolved that the Board of Directors of the               Mgmt          For                            For
       Company be and are hereby authorised to
       decide and fix the remuneration of the
       Joint Statutory Auditors of the Company for
       the Financial Year 2013-14, as may be
       deemed fit by the Board

6      Resolved that Shri Pronip Kumar Borthakur,                Mgmt          For                            For
       who was appointed as an Additional Director
       and designated as Director (Offshore) under
       Section 260 of the Companies Act, 1956,
       effective 30th October, 2012 and holds
       office upto the 20th Annual General meeting
       and in respect of whom, the Company has
       received a notice in writing, under Section
       257 of the Companies Act, 1956, from a
       member proposing his candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company,
       liable to retire by rotation

7      Resolved that Shri Shashi Shanker, who was                Mgmt          For                            For
       appointed as an Additional Director and
       designated as Director (T&FS) under Section
       260 of the Companies Act, 1956, effective
       1st December, 2012 and holds office upto
       the 20th Annual General meeting and in
       respect of whom, the Company has received a
       notice in writing, under Section 257 of the
       Companies Act, 1956, from a member
       proposing his candidature for the office of
       director, be and is hereby appointed as a
       Director of the Company, liable to retire
       by rotation

8      Resolved that Shri K. Narasimha Murthy, who               Mgmt          For                            For
       was appointed as an Additional Director
       (part-time non-official Director) under
       Section 260 of the Companies Act, 1956,
       effective 21st March, 2013 and holds office
       upto the 20th Annual General meeting and in
       respect of whom, the Company has received a
       notice in writing, under Section 257 of the
       Companies Act, 1956, from a member
       proposing his candidature for the office of
       director, be and is hereby appointed as a
       Director of the Company, liable to retire
       by rotation

9      Resolved that Shri Narendra Kumar Verma,                  Mgmt          For                            For
       who was appointed as an Additional Director
       and designated as Director (Exploration)
       under Section 260 of the Companies Act,
       1956, effective 1st April, 2013 and holds
       office upto the 20th Annual General meeting
       and in respect of whom, the Company has
       received a notice in writing, under Section
       257 of the Companies Act, 1956, from a
       member proposing his candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company,
       liable to retire by rotation

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN THE TEXT OF RESOLUTION 2.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PRESTIGE ESTATES PROJECTS LTD, BANGALORE                                                    Agenda Number:  704696561
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y707AN101
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2013
          Ticker:
            ISIN:  INE811K01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       Audited Balance Sheet of the Company as at
       31st March 2013 and the Profit and Loss
       Account for the year ended on that date,
       together with the Report of Board of
       Directors and Auditors thereon

2      To declare a first and final dividend on                  Mgmt          For                            For
       Equity Shares for the year ended on 31st
       March 2013: dividend of Rs.1.2 per equity
       share

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Rezwan Razack, Joint Managing Director, who
       retires by rotation and being eligible,
       offers himself for re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Noaman Razack, Director, who retires by
       rotation and being eligible, offers himself
       for re-appointment

5      To appoint Statutory Auditors of the                      Mgmt          For                            For
       Company and to fix their Remuneration. M/s.
       Deloitte Haskins & Sells, Chartered
       Accountants, Bangalore, the present
       Statutory Auditors, retire at the
       conclusion of the ensuing Annual General
       Meeting and, being eligible, offer
       themselves for re-appointment

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof, the consent of the members of the
       company be and is hereby accorded for the
       increase in remuneration of Ms. Uzma Irfan,
       Executive Director (Corporate
       Communications) of the Company from
       Rs.25,000/-per month to Rs.2,50,000/-per
       month with effect from 1 April 2013, which
       will remain in force until a fresh
       resolution is  passed, revising the
       remuneration. Resolved further that the
       Board be and is hereby authorized to do all
       such acts, deeds and things and to execute
       all such documents, instruments and
       writings as may be required CONTD

CONT   CONTD and to delegate all or any of its                   Non-Voting
       powers herein conferred to any Committee of
       the Directors or any Director or Company
       Secretary or Officer in this regard to give
       effect to the above said resolution

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof, the consent of the members of the
       Company be and is hereby accorded to
       increase the remuneration of Mr. Faiz
       Rezwan, Executive Director (Contracts &
       projects) of the Company from
       Rs.25,000/-per month to Rs.2,50,000/-per
       month with effect from 1 April 2013, which
       will remain in force until a fresh
       resolution is passed, revising  the
       remuneration. Resolved further that the
       Board be and is hereby authorized to do all
       such acts, deeds and things and to execute
       all such documents, instruments and
       writings as may be required and to CONTD

CONT   CONTD delegate all or any of its powers                   Non-Voting
       herein conferred to any Committee of the
       Directors or any Director or Company
       Secretary or Officer in this regard to give
       effect to the above said resolution

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof, the consent of the members of the
       Company be and is hereby accorded for the
       increase in remuneration of Mr. Zaid Sadiq,
       Executive Director (Liasoning &
       Hospitality) of the Company from
       Rs.50,000/-per month to Rs.2,50,000/-per
       month with effect from 1 April 2013 , which
       will remain in force until a fresh
       resolution is passed,  revising the
       remuneration. Resolved further that the
       Board be and is hereby authorized to do all
       such acts, deeds and things and to execute
       all such documents, instruments and
       writings as may be required CONTD

CONT   CONTD and to delegate all or any of its                   Non-Voting
       powers herein conferred to any Committee of
       the Directors or any Director or Company
       Secretary or Officer in this regard to give
       effect to the above said resolution

9      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314 of the Companies Act, 1956 read
       with Director's Relatives (Office or Place
       of Profit) Rules, 2003 and other applicable
       provisions, if any, and the rules and
       regulations thereunder, including any
       statutory modification or re-enactment
       thereof the consent of the members of the
       Company be and is hereby accorded for the
       increase in remuneration of Ms. Sana
       Rezwan, Executive Director (Retail) of the
       Company from Rs.25,000/-per month to
       Rs.2,50,000/-per month with effect from 1
       April 2013, which will remain in force
       until a fresh resolution is passed,
       revising the remuneration. Resolved further
       that the Board be and is hereby authorized
       to do all such acts, deeds and  things and
       to execute all such documents, instruments
       and writings as may be required and to
       delegate all CONTD

CONT   CONTD or any of its powers herein conferred               Non-Voting
       to any Committee of the Directors or any
       Director or Company Secretary or Officer in
       this regard to give effect to the above
       said resolution




--------------------------------------------------------------------------------------------------------------------------
 SHREE CEMENT LTD                                                                            Agenda Number:  705346903
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7757Y132
    Meeting Type:  OTH
    Meeting Date:  12-Jun-2014
          Ticker:
            ISIN:  INE070A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      SPECIAL RESOLUTION FOR ALTERATION OF                      Mgmt          For                            For
       EXISTING ARTICLE NO. 112 AND ARTICLE NO.
       134 AND INSERTION OF NEW ARTICLES VIZ. 90
       AA AND 120A IN ARTICLES OF ASSOCIATION OF
       THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 SHREE CEMENTS LTD                                                                           Agenda Number:  704749095
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7757Y132
    Meeting Type:  AGM
    Meeting Date:  25-Oct-2013
          Ticker:
            ISIN:  INE070A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 30th June, 2013, the
       Statement of Profit and Loss for the year
       ended on that date and the Reports of the
       Directors and Auditors thereon

2      To confirm the payment of Interim Dividend                Mgmt          For                            For
       on equity shares for the year ended 30th
       June, 2013: INR 8 per equity share

3      To declare Final Dividend on equity shares                Mgmt          For                            For
       for the year ended 30th June, 2013:INR 12
       per equity share

4      To appoint a Director in place of Dr. Y.K.                Mgmt          For                            For
       Alagh who retires by rotation and being
       eligible, offers himself for re-appointment

5      To appoint a Director in place of Shri                    Mgmt          For                            For
       Shreekant Somany who retires by rotation
       and being eligible, offers himself for
       re-appointment

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 224 and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s. B. R. Maheswari & Company,
       Chartered Accountants, New Delhi
       (Registration No.: 001035N) be and is
       hereby re-appointed as Auditors of the
       Company, to hold office from conclusion of
       the Thirty Fourth Annual General Meeting
       until the conclusion of the next Annual
       General Meeting to be held thereafter at
       such remuneration, plus service tax as
       applicable and reimbursement of out-of
       pocket expenses in connection with the
       audit as the Board of Directors may fix in
       this behalf

7      Resolved that Dr. Leena Srivastava, who was               Mgmt          For                            For
       appointed as an Additional Director of the
       Company by the Board and holds office up to
       the date of this meeting under Section 260
       of the Companies Act, 1956 (including any
       statutory modifications and re-enactments
       thereof for the time being in force) and in
       respect of whom, the Company has received a
       notice in writing from a member pursuant to
       Section 257 of the Companies Act, 1956
       proposing her candidature for the office of
       the Director, be and is hereby appointed as
       a Director liable to retire by rotation

8      Resolved that pursuant to provisions of                   Mgmt          For                            For
       Sections 198, 269, 309, 310, 311 and other
       applicable provisions of the Companies Act,
       1956 (including any statutory modifications
       and re-enactments thereof for the time
       being in force) read with the Schedule XIII
       of the said Act and in partial modification
       of the Special Resolution passed at the
       Annual General Meeting held on 16th
       October, 2012, the consent of the Members
       of the Company be and is hereby accorded
       for increasing the present overall ceiling
       on the annual remuneration of Shri Prashant
       Bangur as Whole-time Director of the
       Company from INR 600 lac per annum to INR
       2000 lac per annum for the period
       commencing from 1st April , 2013 till
       balance period of his present term

9      Resolved that pursuant to provisions of                   Mgmt          For                            For
       Sections 198, 269, 309, 310, 311 and other
       applicable provisions of the Companies Act,
       1956 (including any statutory modifications
       and re-enactments thereof for the time
       being in force) read with the Schedule XIII
       of the said Act and in partial modification
       of the Special Resolution passed at the
       Annual General Meeting held on 16th
       October, 2012, the consent of the Members
       of the Company be and is hereby accorded
       for increasing the present maximum limit of
       annual increase in remuneration of Shri
       Mahendra Singhi as Executive Director of
       the Company from 30% of the total
       remuneration of previous year (which
       includes Basic Salary and all other
       allowances and perquisites) to 60% of total
       remuneration of previous year, effective
       from such date as may be decided by the
       Board at its discretion




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  704602158
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  AGM
    Meeting Date:  05-Jul-2013
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at March
       31, 2013 and the Profit and Loss Account
       for the year ended on that date together
       with the Reports of Board of Directors and
       Auditors thereon

2      To declare dividend on Equity Shares for                  Mgmt          For                            For
       the Financial Year ended March 31, 2013

3      To appoint a Director in place of Mr. S.                  Mgmt          For                            For
       Lakshminarayanan, who retires by rotation
       and being eligible, offers himself for
       re-appointment

4      To appoint M/s. S. R. Batliboi & Co. LLP,                 Mgmt          For                            For
       Chartered Accountants, Mumbai (Firm
       Registration Number 301003E) and M/s. G. D.
       Apte & Co., Chartered Accountants, Mumbai,
       (Firm Registration Number 100515W), jointly
       as Auditors of the Company to hold such
       office from the conclusion of this Meeting,
       until the conclusion of the next Annual
       General Meeting, on such remuneration plus
       out of pocket expenses, if any, as may be
       mutually agreed upon between the Board of
       Directors of the Company and the said
       Auditors

5      Resolved that Mr. R. Sridhar who was                      Mgmt          For                            For
       appointed as a Director of the Company on
       May 08, 2012 by the Board of Directors
       pursuant to Section 262 of the Companies
       Act, 1956 (hereinafter referred to as' the
       Act') in the casual vacancy caused by the
       resignation of Mr. S.Venkatakrishnan and
       who the holds office upto the date of this
       Annual General Meeting and in respect of
       whom the Company has received Notice from a
       Member under Section 257 of the Companies
       Act,1956, signifying his intention to
       propose Mr. R. Sridhar as a candidate for
       the office of Director, be and is hereby
       appointed a Director of the Company liable
       to retire by rotation

6      Resolved that Mr. Amitabh Chaudhry, who was               Mgmt          For                            For
       appointed as an Additional Director of the
       Company with effect from October 30, 2012
       by the Board of Directors pursuant to
       Section 260 of the Companies Act, 1956
       (hereinafter referred to as the "Act") and
       who holds the office only upto the date of
       the ensuing Annual General Meeting of the
       Company and in respect of whom the Company
       has received a notice in writing from a
       member under Section 257 of the Act
       proposing the candidature of Mr. Amitabh
       Chaudhry for the office of Director be and
       is hereby appointed as a Director of the
       Company liable to retire by rotation

7      Resolved that Mrs. Kishori Udeshi, who was                Mgmt          For                            For
       appointed as an Additional Director of the
       Company with effect from October 30, 2012
       by the Board of Directors pursuant to
       Section 260 of the Companies Act, 1956
       (hereinafter referred to as the "Act") and
       who holds the office only upto the date of
       the ensuing Annual General Meeting of the
       Company and in respect of whom the Company
       has received a notice in writing from a
       member under Section 257 of the Act
       proposing the candidature of Mrs. Kishori
       Udeshi for the office of Director be and is
       hereby appointed as a Director of the
       Company liable to retire by rotation

8      Resolved that in supersession of the                      Mgmt          For                            For
       resolution passed at the Thirty Third
       Annual General Meeting of the Company held
       on July 05, 2012, and pursuant to Section
       293(1 )(d) and other applicable provisions,
       if any, of the Companies Act, 1956,
       (hereinafter referred to as the "Act"),
       consent of the Company be and is hereby
       accorded to the Board of Directors of the
       Company or its Committee as may be
       authorised by the Board of Directors, to
       borrow for the purpose of the business of
       the Company from time to time on such terms
       and conditions as the Board of Directors
       may deem fit, notwithstanding that the
       monies to be borrowed together with the
       monies already borrowed by the Company
       (apart from temporary loans obtained and/or
       to be obtained from the Company's bankers
       in the ordinary course of business) will or
       may exceed the CONTD

CONT   CONTD aggregate of the Paid up Capital of                 Non-Voting
       the Company and its Free Reserves, that is
       to say, Reserves not set apart for any
       specific purpose, so that the total amounts
       up to which the monies may be borrowed by
       the Board of Directors shall not at any
       time exceed Rs. 50,000 Crore (Rupees Fifty
       Thousand Crore Only). Resolved further that
       the Board or such Committee or person(s) as
       authorised by the Board of Directors be and
       are hereby authorised to do all such acts,
       deeds, matters and things as it/they may
       consider necessary, expedient, usual or
       proper to give full effect to the aforesaid
       resolution, including but not limited to
       settle any questions or difficulties that
       may arise in this regard, if any, as it
       may, in its absolute discretion, deem fit,
       without requiring the Board to secure any
       further consent or approval of CONTD

CONT   CONTD the Members of the Company to the                   Non-Voting
       intent that they shall be deemed to have
       given their approval thereto expressly by
       the authority of this resolution

9      Resolved that in supersession of the                      Mgmt          For                            For
       resolution passed at the Thirty Third
       Annual General Meeting of the Company held
       on July 5, 2012, and pursuant to Section
       293(1 )(a) and other applicable provisions,
       if any, of the Companies Act, 1956,
       (hereinafter referred to as the "Act"),
       consent of the Company be and is hereby
       accorded to the Board of Directors of the
       Company or its Committee as may be
       authorised by the Board of Directors, for
       mortgaging and/or charging in such form and
       manner and on such terms and at such
       time(s) as the Board of Directors may deem
       fit, the movable and / or immovable
       properties of the Company, wherever
       situate, present and future, whether
       presently belonging to the Company or not,
       in favour of any person including, but not
       limited to, financial/investment
       institution(s),bank(s), insurance
       Company(ies), CONTD

CONT   CONTD mutual fund(s), corporate body(ies),                Non-Voting
       trustee(s) to secure the debentures, loans,
       hire purchase and/or lease portfolio
       management transaction(s) for finance and
       other credit facilities up to a sum not
       exceeding Rs. 62,500 Crore (Rupees Sixty
       Two Thousand Five Hundred Crore Only).
       Resolved further that the Board of
       Directors or such Committee or person (s)
       as authorised by the Board of Directors be
       and is hereby authorised to finalise the
       form, extent and manner of, and the
       documents and deeds, as may be applicable,
       for creating the appropriate mortgages
       and/or charges on such of the immovable
       and/or movable properties of the Company on
       such terms and conditions as may be decided
       by the Board of Directors or such Committee
       in consultation with the lenders and for
       reserving the aforesaid right and for
       performing CONTD

CONT   CONTD all such acts, things and deeds as                  Non-Voting
       may be necessary for giving full effect to
       this resolution

10     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198 and 309, and other applicable
       provisions, if any, of the Companies Act,
       1956 (hereinafter referred to as the
       "Act"), approval of the Company be and is
       hereby accorded, for the payment of
       commission to Non-Executive independent
       directors of the Company, in addition to
       sitting fees for attending meetings of the
       Board or of a committee thereof and
       travelling and stay expenses, to each such
       director, as may be determined by the Board
       of directors of the Company, from time to
       time, for each financial year, for a period
       of five years commencing from 1st April
       2012, within the overall limits, so as not
       to exceed in aggregate 1% of the net
       profits of the Company in each financial
       year, calculated in accordance with the
       provisions of Sections 349 and 350 of the
       Act

11     Resolved that pursuant to Section 31 and                  Mgmt          For                            For
       other applicable provisions of the
       Companies Act, 1956 (hereinafter referred
       to as the "Act"), and provisions of all
       other applicable laws, regulations
       applicable thereunder, provisions in the
       Memorandum of Association and Articles of
       Association of the Company and in
       accordance with the Listing Agreement
       entered into by the Company with the Stock
       Exchanges, where the Equity Shares of the
       Company are listed, and such other
       approvals, consents, permissions, and
       sanctions as may be necessary, the Articles
       of Association of the Company be and are
       hereby altered by deletion of following
       Articles 46 to 59 and Schedule 1 to 6 of
       the Articles of Association of the Company




--------------------------------------------------------------------------------------------------------------------------
 SOBHA DEVELOPERS LTD, BANGALORE                                                             Agenda Number:  704602160
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y806AJ100
    Meeting Type:  AGM
    Meeting Date:  05-Jul-2013
          Ticker:
            ISIN:  INE671H01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as on March 31, 2013, the
       Statement of Profit and Loss for the
       financial period ended as on that date and
       the Cash Flow Statement together with
       reports of the Board of Directors and the
       Statutory Auditors thereon

2      To declare Dividend on equity shares                      Mgmt          For                            For

3      To appoint a Director in place of Dr. S.K.                Mgmt          For                            For
       Gupta, who retires by rotation and, being
       eligible, offers himself for reappointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       R.V.S. Rao, who retires by rotation and,
       being eligible, offers himself for
       reappointment

5      To appoint S.R. Batliboi & Associates LLP,                Mgmt          For                            For
       Chartered Accountants (Registration Number
       101049W) as the Statutory Auditors of the
       Company, to hold office from the conclusion
       of this meeting until the conclusion of the
       next Annual General Meeting and to
       authorise the Board of Directors to fix
       their remuneration




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  704881223
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  EGM
    Meeting Date:  30-Dec-2013
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          For                            For
       the State Bank of India Act 1955
       (hereinafter referred to as the 'Act') read
       with the State Bank of India General
       Regulations, 1955 and subject to the
       approval, consent and sanction, if any, of
       Reserve Bank of India (RBI), Government of
       India (GoI), Securities and Exchange Board
       of India (SEBI), and / or any other
       authority as may be required in this regard
       and subject to such terms, conditions and
       modifications thereto as may be prescribed
       by them in granting such approvals and
       which may be agreed to by the Central Board
       of Directors of the Bank and subject to
       SEBI (Issue of Capital and Disclosure
       Requirements) Regulations, 2009, as amended
       (SEBI ICDR Regulations) and Regulations
       prescribed by RBI and all other relevant
       authorities from time to time and subject
       to the Listing CONTD

CONT   CONTD Agreements entered into with the                    Non-Voting
       Stock Exchanges where the equity shares of
       the Bank are listed, consent of the
       Shareholders of the Bank be and is hereby
       accorded to the Central Board of Directors
       of the Bank (hereinafter called "the Board"
       which shall be deemed to include the
       Executive Committee of the Central Board
       constituted under Section 30 of the Act
       read with Regulation 46 of the State Bank
       of India General Regulations, 1955, to
       exercise its powers including the powers
       conferred by this resolution):- as
       specified. Resolved further that in case of
       preferential issue of equity shares, the
       Relevant date for determination of the
       Issue Price is 29th November 2013 in
       accordance with the SEBI (ICDR)
       Regulations. Resolved further that the
       equity shares to be offered and allotted by
       way of QIP/ FPO / any other mode, CONTD

CONT   CONTD as may be approved by GoI & RBI shall               Non-Voting
       be in dematerialized form and the equity
       shares so issued and allotted to NRIs, FIIs
       and/or other eligible foreign investments
       shall be subject to the approval of the
       RBI, if any. Resolved further that the
       equity shares to be offered and allotted by
       way of Preferential issue and by way of
       /QIP/ FPO / any other mode, as may be
       approved by GoI & RBI shall rank pari-passu
       with the existing equity shares of the Bank
       in all respects and shall be entitled to
       dividend declared, if any, in accordance
       with the statutory guidelines that are in
       force at the time of such declaration.
       Resolved further that the Board shall have
       authority and power to accept any
       modification in the proposal as may be
       required or imposed by the GoI/RBI/SEBI/
       Stock Exchanges where the equity shares of
       the Bank CONTD

CONT   CONTD are listed or such other appropriate                Non-Voting
       authorities at the time of according /
       granting their approvals, consents,
       permissions and sanctions for the issue,
       allotment and listing thereof and as agreed
       to by the Board. Resolved further that for
       the purpose of giving effect to the above,
       the Board be and is hereby authorized to
       take all such actions and do all such acts,
       deeds, matters and things as it may in its
       absolute discretion deem necessary, proper
       and desirable and to settle any question,
       difficulty or doubt that may arise in
       regard to the issue of the equity shares
       and further to do all such acts, deeds,
       matters and things, finalise and execute
       all documents and writings as may be
       necessary, desirable or expedient as it may
       in its absolute discretion deem fit, proper
       or desirable without being required to seek
       CONTD

CONT   CONTD any other consent or approval of the                Non-Voting
       shareholders or authorize to the end and
       intent that the shareholders shall be
       deemed to have given their approval thereto
       expressly by the authority of this
       resolution. Resolved further that the Board
       be and is hereby authorized to delegate all
       or any of the powers herein conferred on
       it, to any Committee(s) of Directors , the
       Chairman or any of the Managing Directors
       or such other officer(s) of the Bank as it
       may deem fit to give effect to the
       aforesaid Resolution

CMMT   06 DEC 13: PLEASE NOTE THAT STATE BANK OF                 Non-Voting
       INDIA HAS INFORMED THAT EACH SHAREHOLDER
       WHO HAS BEEN REGISTERED AS A SHAREHOLDER
       FOR A PERIOD OF NOT LESS THAN THREE MONTHS
       PRIOR TO THE DATE OF A GENERAL MEETING
       SHALL, AT SUCH MEETING, HAVE ONE VOTE FOR
       EACH FIFTY SHARES HELD BY HIM. THANK YOU.

CMMT   06 DEC 13: PLEASE NOTE THAT THIS IS A                     Non-Voting
       REVISION DUE TO RECEIPT OF ADDITIONAL
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  705306048
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2014
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO ELECT FOUR DIRECTORS TO THE CENTRAL                    Mgmt          For                            For
       BOARD OF THE BANK UNDER THE PROVISIONS OF
       SECTION 19 (C) OF STATE BANK OF INDIA ACT,
       1955."

2      RESOLVED THAT, SUBJECT TO THE STATE BANK OF               Mgmt          For                            For
       INDIA ACT, 1955 & THE STATE BANK OF INDIA
       GENERAL REGULATIONS, 1955, THE SECURITIES
       AND EXCHANGE BOARD OF INDIA (EMPLOYEE STOCK
       OPTION SCHEME AND EMPLOYEE STOCK PURCHASE
       SCHEME) GUIDELINES, 1999 AS AMENDED FROM
       TIME TO TIME (THE "GUIDELINES"), AND
       SUBJECT TO THE APPROVAL, CONSENT AND
       SANCTION, IF ANY, OF RESERVE BANK OF INDIA
       (RBI), GOVERNMENT OF INDIA (GOI),
       SECURITIES AND EXCHANGE BOARD OF INDIA
       (SEBI), AND SUBJECT TO ANY APPLICABLE
       APPROVAL(S), PERMISSION(S) AND SANCTION(S),
       AT ANY STAGE, OF ANY AUTHORITY AND SUBJECT
       TO ANY CONDITION(S) AND MODIFICATION(S) AS
       MAY BE PRESCRIBED OR IMPOSED BY SUCH
       AUTHORITIES WHILE GRANTING SUCH
       APPROVAL(S), PERMISSION(S) CONTD

CONT   CONTD AND SANCTION(S) AND WHICH MAY BE                    Non-Voting
       AGREED TO AND ACCEPTED BY THE BOARD OF
       DIRECTORS OF THE BANK (HEREINAFTER CALLED
       "THE BOARD" WHICH SHALL BE DEEMED TO
       INCLUDE THE EXECUTIVE COMMITTEE OF THE
       CENTRAL BOARD), CONSENT BE AND IS HEREBY
       ACCORDED TO THE BOARD TO GRANT, OFFER,
       ISSUE AND ALLOT, IN ONE OR MORE TRANCHES,
       TO SUCH EMPLOYEES, WHETHER WORKING IN INDIA
       OR OUTSIDE INDIA, WHICH EXPRESSION SHALL
       INCLUDE THE CHAIRMAN AND MANAGING DIRECTORS
       OF THE BANK ("THE EMPLOYEES"), AS MAY BE
       DECIDED BY THE BOARD, UP TO 55,56,490 OR
       SUCH NUMBER OF EQUITY SHARES OF RS.10
       (RUPEES TEN ONLY) EACH, RANKING PARI-PASSU
       WITH THE EXISTING EQUITY SHARES OF THE BANK
       FOR ALL PURPOSES AND IN ALL RESPECT,
       INCLUDING PAYMENT OF DIVIDEND, AS MAY BE
       DECIDED BY THE BOARD UNDER AN EMPLOYEE
       STOCK PURCHASE SCHEME (HEREINAFTER REFERRED
       TO "ESPS"), AT CONTD

CONT   CONTD SUCH PRICE OR PRICES, AND ON SUCH                   Non-Voting
       TERMS AND CONDITIONS AS MAY BE DECIDED BY
       THE BOARD IN ITS ABSOLUTE DISCRETION; II.
       RESOLVED FURTHER THAT THE BANK SHALL
       CONFORM TO THE ACCOUNTING POLICIES AS
       SPECIFIED IN CLAUSE 19.2 (I.E. SCHEDULE-II)
       OF THE SECURITIES AND EXCHANGE BOARD OF
       INDIA (EMPLOYEE STOCK OPTION SCHEME AND
       EMPLOYEE STOCK PURCHASE SCHEME) GUIDELINES,
       1999 III. RESOLVED FURTHER THAT THE BOARD
       BE AND IS HEREBY AUTHORISED TO IMPLEMENT,
       FORMULATE, EVOLVE, DECIDE UPON AND BRING
       INTO EFFECT THE ESPS ON SUCH TERMS AND
       CONDITIONS AS MAY BE DECIDED BY THE BOARD
       AND TO MAKE ANY MODIFICATION(S), CHANGE(S),
       VARIATION(S), ALTERATION(S) OR REVISION(S)
       IN THE TERMS AND CONDITIONS OF THE ESPS,
       FROM TIME TO TIME, INCLUDING BUT NOT
       LIMITED TO, AMENDMENT(S) WITH RESPECT TO
       PRICE, PERIOD, ELIGIBILITY CRITERIA OR TO
       SUSPEND, CONTD

CONT   CONTD WITHDRAW, TERMINATE OR REVISE THE                   Non-Voting
       ESPS IN SUCH MANNER AS THE BOARD MAY
       DETERMINE IN ITS SOLE DISCRETION AND ALSO
       TO SETTLE ALL QUESTIONS, DIFFICULTIES OR
       DOUBTS THAT MAY ARISE IN RELATION TO THE
       IMPLEMENTATION OF THE ESPS AND TO THE
       SHARES TO BE ISSUED PURSUANT TO THE
       PROPOSED ESPS WITHOUT BEING REQUIRED TO
       SEEK ANY FURTHER CONSENT OR APPROVAL OF THE
       SHAREHOLDERS OR OTHERWISE TO THE END AND
       INTENT THAT THE SHAREHOLDERS SHALL BE
       DEEMED TO HAVE GIVEN THEIR APPROVAL THERETO
       EXPRESSLY BY AUTHORITY OF THIS RESOLUTION;
       IV. RESOLVED FURTHER THAT THE BOARD BE AND
       IS HEREBY AUTHORIZED TO DELEGATE ALL OR ANY
       OF THE POWERS HEREIN CONFERRED ON IT, TO
       ANY COMMITTEE(S) OF DIRECTORS , THE
       CHAIRMAN OR ANY OF THE MANAGING DIRECTORS
       OR SUCH OTHER OFFICER(S) OF THE BANK AS IT
       MAY DEEM FIT TO GIVE EFFECT TO THE
       AFORESAID RESOLUTION

CMMT   12 JUN 2014: PLEASE NOTE THAT EACH                        Non-Voting
       SHAREHOLDER WHO HAS BEEN REGISTERED AS A
       SHAREHOLDER FOR A PERIOD OF NOT LESS THAN
       THREE MONTHS PRIOR TO THE DATE OF A GENERAL
       MEETING SHALL, AT SUCH MEETING, HAVE ONE
       VOTE FOR EACH FIFTY SHARES. THANK YOU.

CMMT   12 JUN 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO RECEIPT OF ADDITIONAL
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SUN PHARMACEUTICAL INDUSTRIES LTD                                                           Agenda Number:  705161026
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8523Y158
    Meeting Type:  CRT
    Meeting Date:  05-May-2014
          Ticker:
            ISIN:  INE044A01036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING

1      FOR THE PURPOSE OF CONSIDERING, AND, IF                   Mgmt          For                            For
       THOUGHT FIT, APPROVING, WITH OR WITHOUT
       MODIFICATION(S), THE ARRANGEMENT EMBODIED
       IN THE SCHEME OF ARRANGEMENT AND
       RECONSTRUCTION IN THE NATURE OF DEMERGER
       AND TRANSFER OF SPECIFIED UNDERTAKING OF
       SUN PHARMA GLOBAL FZE TO SUN PHARMACEUTICAL
       INDUSTRIES LIMITED, (THE "SCHEME OF
       ARRANGEMENT AND RECONSTRUCTION"), AND AT
       SUCH MEETING AND ANY
       ADJOURNMENT/ADJOURNMENTS THEREOF




--------------------------------------------------------------------------------------------------------------------------
 TATA CONSULTANCY SERVICES LTD                                                               Agenda Number:  705349517
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85279100
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2014
          Ticker:
            ISIN:  INE467B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      ADOPTION OF STATEMENT OF PROFIT AND LOSS,                 Mgmt          For                            For
       BALANCE SHEET, REPORT OF BOARD OF DIRECTORS
       AND AUDITORS FOR THE YEAR ENDED MARCH 31,
       2014

2      CONFIRMATION OF PAYMENT OF INTERIM                        Mgmt          For                            For
       DIVIDENDS AND DECLARATION OF FINAL DIVIDEND
       ON EQUITY SHARES FOR THE FINANCIAL YEAR
       2013-14

3      DECLARATION OF DIVIDEND ON REDEEMABLE                     Mgmt          For                            For
       PREFERENCE SHARES FOR THE FINANCIAL YEAR
       2013-14

4      TO APPOINT A DIRECTOR IN PLACE OF MR.                     Mgmt          For                            For
       PHIROZ VANDREVALA, WHO RETIRES BY ROTATION
       AND, BEING ELIGIBLE, OFFERS HIMSELF FOR
       RE-APPOINTMENT

5      RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTION 139 AND OTHER APPLICABLE
       PROVISIONS, IF ANY, OF THE COMPANIES ACT,
       2013 AND THE RULES FRAMED THEREUNDER, AS
       AMENDED FROM TIME TO TIME, DELOITTE HASKINS
       & SELLS LLP, CHARTERED ACCOUNTANTS (FIRM
       REGISTRATION NO.117366W/W-100018), BE AND
       IS HEREBY RE-APPOINTED AS AUDITORS OF THE
       COMPANY TO HOLD OFFICE FROM THE CONCLUSION
       OF THIS ANNUAL GENERAL MEETING (AGM) TILL
       THE CONCLUSION OF THE TWENTY-SECOND AGM OF
       THE COMPANY TO BE HELD IN THE YEAR 2017
       (SUBJECT TO RATIFICATION OF THEIR
       APPOINTMENT AT EVERY AGM), AT SUCH
       REMUNERATION PLUS SERVICE TAX,
       OUT-OF-POCKET, TRAVELLING AND LIVING
       EXPENSES, ETC., AS MAY BE MUTUALLY AGREED
       BETWEEN THE BOARD OF DIRECTORS OF THE
       COMPANY AND THE AUDITORS

6      APPOINTMENT OF MR. V. THYAGARAJAN AS AN                   Mgmt          For                            For
       INDEPENDENT DIRECTOR

7      APPOINTMENT OF PROF. CLAYTON M. CHRISTENSEN               Mgmt          For                            For
       AS AN INDEPENDENT DIRECTOR

8      APPOINTMENT OF DR. RON SOMMER AS AN                       Mgmt          For                            For
       INDEPENDENT DIRECTOR

9      APPOINTMENT OF MR. O. P. BHATT AS AN                      Mgmt          For                            For
       INDEPENDENT DIRECTOR

10     APPOINTMENT OF DR. VIJAY KELKAR AS AN                     Mgmt          For                            For
       INDEPENDENT DIRECTOR

11     APPOINTMENT OF MR. AMAN MEHTA AS AN                       Mgmt          For                            For
       INDEPENDENT DIRECTOR

12     PAYMENT OF COMMISSION TO NON WHOLE-TIME                   Mgmt          For                            For
       DIRECTORS

13     RESOLVED THAT PURSUANT TO THE PROVISIONS OF               Mgmt          For                            For
       SECTION 143(8) AND OTHER APPLICABLE
       PROVISIONS, IF ANY, OF THE COMPANIES ACT,
       2013 (ACT), AS AMENDED FROM TIME TO TIME,
       THE BOARD BE AND IS HEREBY AUTHORIZED TO
       APPOINT AS BRANCH AUDITORS OF ANY BRANCH
       OFFICE OF THE COMPANY, WHETHER EXISTING OR
       WHICH MAY BE OPENED/ACQUIRED HEREAFTER,
       OUTSIDE INDIA, IN CONSULTATION WITH THE
       COMPANY'S AUDITORS, ANY PERSON(S) QUALIFIED
       TO ACT AS BRANCH AUDITOR WITHIN THE
       PROVISIONS OF SECTION 143(8) OF THE ACT AND
       TO FIX THEIR REMUNERATION




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  704670238
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740267
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2013
          Ticker:
            ISIN:  INE155A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended March 31, 2013 and the Balance Sheet
       as at that date together with the Reports
       of the Directors and the Auditors thereon

2      To declare a dividend on Ordinary Shares                  Mgmt          For                            For
       and 'A' Ordinary Shares: the Directors
       recommended a dividend of INR 2/- per share
       (100%) on the capital of 2,719,945,846
       Ordinary Shares of  INR 2/- each

3      To appoint a Director in place of Mr Nusli                Mgmt          For                            For
       N Wadia, who retires by rotation and is
       eligible for re-appointment

4      To appoint a Director in place of Dr                      Mgmt          For                            For
       Raghunath A Mashelkar, who retires by
       rotation and is eligible for re-appointment

5      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration: Re-appointment M/s Deloitte
       Haskins & Sells (DHS), Registration No.
       117366W

6      Appointment of Ms Falguni S Nayar as a                    Mgmt          For                            For
       Director

7      Appointment of Mr Karl J Slym as a Director               Mgmt          For                            For

8      Appointment of Mr Karl J Slym as the                      Mgmt          For                            For
       Managing Director

9      Commission to non Whole-time Directors                    Mgmt          For                            For

10     Increase in the limit for holding by                      Mgmt          For                            For
       registered Foreign Institutional Investors
       (FIIs) for 'A' Ordinary Shares




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  704670240
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740275
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2013
          Ticker:
            ISIN:  IN9155A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended March 31, 2013 and the Balance Sheet
       as at that date together with the Reports
       of the Directors and the Auditors thereon

2      To declare a dividend on Ordinary Shares                  Mgmt          For                            For
       and 'A' Ordinary Shares: INR 2/- per share
       on ordinary shares and INR 2.10 per share
       on 'A' ordinary shares

3      To appoint a Director in place of Mr Nusli                Mgmt          For                            For
       N Wadia, who retires by rotation and is
       eligible for re-appointment

4      To appoint a Director in place of Dr                      Mgmt          For                            For
       Raghunath A Mashelkar, who retires by
       rotation and is eligible for re-appointment

5      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration: M/s Deloitte Haskins & Sells
       (DHS), Registration No. 117366W, who are
       the Statutory Auditors of the Company, hold
       office until the conclusion of the ensuing
       Annual General Meeting for re-appointment

6      Appointment of Ms Falguni S Nayar as a                    Mgmt          For                            For
       Director

7      Appointment of Mr Karl J Slym as a Director               Mgmt          For                            For

8      Appointment of Mr Karl J Slym as the                      Mgmt          For                            For
       Managing Director

9      Commission to non Whole-time Directors                    Mgmt          For                            For

10     Increase in the limit for holding by                      Mgmt          For                            For
       registered Foreign Institutional Investors
       (FIIs) for 'A' Ordinary Shares




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  705333398
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740267
    Meeting Type:  OTH
    Meeting Date:  27-Jun-2014
          Ticker:
            ISIN:  INE155A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      APPROVAL FOR PAYMENT OF MINIMUM                           Mgmt          For                            For
       REMUNERATION TO MR RAVINDRA PISHARODY,
       EXECUTIVE DIRECTOR (COMMERCIAL VEHICLES)
       INCASE OF INADEQUACY OF PROFITS AND
       RATIFICATION OF THE EXCESS REMUNERATION
       PAID FOR THE FINANCIAL YEAR ENDED MARCH 31,
       2014

2      APPROVAL FOR PAYMENT OF MINIMUM                           Mgmt          For                            For
       REMUNERATION TO MR SATISH BORWANKAR,
       EXECUTIVE DIRECTOR (QUALITY) IN CASE OF
       INADEQUACY OF PROFITS AND RATIFICATION OF
       THE EXCESS REMUNERATION PAID FOR THE
       FINANCIAL YEAR ENDED MARCH 31, 2014

3      APPROVAL AND RATIFICATION OF THE EXCESS                   Mgmt          For                            For
       REMUNERATION PAID TO (LATE) MR KARL SLYM,
       MANAGING DIRECTOR/HIS LEGAL HEIR IN VIEW OF
       INADEQUACY OF PROFITS FOR THE FINANCIAL
       YEAR ENDED MARCH 31, 2014

4      BORROWING POWERS OF THE BOARD                             Mgmt          For                            For

5      CREATION OF CHARGE ON COMPANY'S PROPERTIES                Mgmt          For                            For

6      TO OFFER OR INVITE FOR SUBSCRIPTION OF                    Mgmt          For                            For
       NON-CONVERTIBLE DEBENTURES ON PRIVATE
       PLACEMENT BASIS




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  705336988
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740275
    Meeting Type:  OTH
    Meeting Date:  27-Jun-2014
          Ticker:
            ISIN:  IN9155A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      APPROVAL FOR PAYMENT OF MINIMUM                           Mgmt          For                            For
       REMUNERATION TO MR RAVINDRA PISHARODY,
       EXECUTIVE DIRECTOR (COMMERCIAL VEHICLES)
       INCASE OF INADEQUACY OF PROFITS AND
       RATIFICATION OF THE EXCESS REMUNERATION
       PAID FOR THE FINANCIAL YEAR ENDED MARCH 31,
       2014

2      APPROVAL FOR PAYMENT OF MINIMUM                           Mgmt          For                            For
       REMUNERATION TO MR SATISH BORWANKAR,
       EXECUTIVE DIRECTOR (QUALITY) IN CASE OF
       INADEQUACY OF PROFITS AND RATIFICATION OF
       THE EXCESS REMUNERATION PAID FOR THE
       FINANCIAL YEAR ENDED MARCH 31, 2014

3      APPROVAL AND RATIFICATION OF THE EXCESS                   Mgmt          For                            For
       REMUNERATION PAID TO (LATE) MR KARL SLYM,
       MANAGING DIRECTOR/HIS LEGAL HEIR IN VIEW OF
       INADEQUACY OF PROFITS FOR THE FINANCIAL
       YEAR ENDED MARCH 31, 2014

4      BORROWING POWERS OF THE BOARD                             Mgmt          For                            For

5      CREATION OF CHARGE ON COMPANY'S PROPERTIES                Mgmt          For                            For

6      TO OFFER OR INVITE FOR SUBSCRIPTION OF                    Mgmt          For                            For
       NON-CONVERTIBLE DEBENTURES ON PRIVATE
       PLACEMENT BASIS

CMMT   04 JUN 2014: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO CHANGE IN BLOCKING TAG TO N
       AND RECORD DATE TAG TO Y. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       VOTE AGAIN UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TATA STEEL LTD, MUMBAI                                                                      Agenda Number:  704661568
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8547N139
    Meeting Type:  AGM
    Meeting Date:  14-Aug-2013
          Ticker:
            ISIN:  INE081A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended 31st March, 2013 and the Balance
       Sheet as at that date together with the
       Reports of the Board of Directors and the
       Auditors thereon

2      To declare a dividend of Rs. 8 per Ordinary               Mgmt          For                            For
       Share on 97,12,15,229 Ordinary Shares
       (Financial Year 2011-12: Rs. 12 per
       Ordinary Share on 97,12,14,450 Ordinary
       Shares of Rs. 10 each) for the year ended
       31st March, 2013

3      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Nusli N. Wadia, who retires by rotation and
       is eligible for re-appointment

4      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Subodh Bhargava, who retires by rotation
       and is eligible for re-appointment

5      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Jacobus Schraven, who retires by rotation
       and is eligible for re-appointment

6      To appoint a Director in the place of Dr.                 Mgmt          For                            For
       Karl-Ulrich Koehler, who retires by
       rotation and is eligible for re-appointment

7      To appoint auditors and fix their                         Mgmt          For                            For
       remuneration

8      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       D. K. Mehrotra, who was appointed an
       Additional Director of the Company by the
       Board of Directors with effect from 22nd
       October, 2012 under Section 260 of the
       Companies Act, 1956, (the Act) and who
       holds office upto the date of the
       forthcoming Annual General Meeting but who
       is eligible for appointment and in respect
       of whom the Company has received a notice
       in writing from a Member proposing his
       candidature for the office of Director
       under the provisions of Section 257 of the
       Act

9      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Koushik Chatterjee, who was appointed an
       Additional Director of the Company by the
       Board of Directors with effect from 9th
       November 2012 under Section 260 of the
       Companies Act, 1956, (the Act) and who
       holds office upto the date of the
       forthcoming Annual General Meeting but who
       is eligible for appointment and in respect
       of whom the Company has received a notice
       in writing from a Member proposing his
       candidature for the office of Director
       under the provisions of Section 257 of the
       Act

10     To appoint a Director in the place of Mr.                 Mgmt          For                            For
       O. P. Bhatt, who was appointed an
       Additional Director of the Company by the
       Board of Directors with effect from 10th
       June, 2013 under Section 260 of the
       Companies Act, 1956, (the Act) and who
       holds office upto the date of the
       forthcoming Annual General Meeting but who
       is eligible for appointment and in respect
       of whom the Company has received a notice
       in writing from a Member proposing his
       candidature for the office of Director
       under the provisions of Section 257 of the
       Act

11     Resolved that pursuant to Sections 198,                   Mgmt          For                            For
       269, 309 and other applicable provisions,
       if any, of the Companies Act, 1956 (the
       Act), read with Schedule XIII of the Act,
       the Company hereby approves the appointment
       and terms of remuneration of Mr. Koushik
       Chatterjee, Executive Director and Group
       Chief Financial Officer of the Company for
       the period from 9th November, 2012 to 8th
       November, 2017 upon the terms and
       conditions set out in the Explanatory
       Statement annexed to the Notice convening
       this meeting with liberty to the Directors
       to alter and vary the terms and conditions
       of the said appointment in such manner as
       may be agreed to between the Directors and
       Mr. Koushik Chatterjee. Resolved further
       that the Board be and is hereby authorised
       to take all such steps as may be necessary,
       CONTD

CONT   CONTD proper and expedient to give effect                 Non-Voting
       to this Resolution

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF DIVIDEND AMOUNTS. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 TECH MAHINDRA LTD, PUNE                                                                     Agenda Number:  704718014
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85491101
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2013
          Ticker:
            ISIN:  INE669C01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       ALL RESOLUTIONS. THANK YOU.

1      Adoption of Annual Accounts and Reports                   Mgmt          For                            For
       thereon for the year ended 31st March 2013

2      Declaration of dividend of Rs. 5/- per                    Mgmt          For                            For
       Equity Share (50%) for the financial year
       ended 31st March 2013

3      Re-appointment of Mr. Anupam Puri as                      Mgmt          For                            For
       Director

4      Resolve not to appoint a Director in place                Mgmt          For                            For
       of Mr. Paul Zuckerman, who retires by
       rotation and does not offer himself for
       re-appointment

5      Re-appointment of Mr. Ulhas N. Yargop as                  Mgmt          For                            For
       Director

6      Appointment of M/s. Deloitte Haskins &                    Mgmt          For                            For
       Sells as Auditors

7      Appointment of Mr. C. P. Gurnani as                       Mgmt          For                            For
       Director of the Company

8      Appointment of Mr. C. P. Gurnani as                       Mgmt          For                            For
       Managing Director of the Company

9      Special Resolution for appointment of Mr.                 Mgmt          For                            For
       Vineet Nayyar as Executive Vice Chairman of
       the Company

10     Appointment of Mr. Anand G. Mahindra as                   Mgmt          For                            For
       Director of the Company

11     Appointment of Mr. Bharat N. Doshi as                     Mgmt          For                            For
       Director of the Company

12     Appointment of Mr. T. N. Manoharan as                     Mgmt          For                            For
       Director of the Company

13     Appointment of Mrs. M. Rajyalakshmi Rao as                Mgmt          For                            For
       Director of the Company

14     Special Resolution for approving the                      Mgmt          For                            For
       Alteration of Articles 2, 94, 97, 100, 107,
       125, 133(b), 138, 140, 143, 145, 147 of the
       Articles of Association pursuant to Section
       31 of the Companies Act, 1956

15     Special Resolution for increase in FII                    Mgmt          For                            For
       Investment limit

16     Special Resolution for approving the                      Mgmt          For                            For
       partial modification of the terms and
       conditions of ASOP-Restricted Stock Unit
       Plan

17     Special Resolution for approving the                      Mgmt          For                            For
       partial modification of the terms and
       conditions of ASOP-B scheme

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF DIVIDEND AMOUNT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 THE FEDERAL BANK LTD, ALUVA, KERALA                                                         Agenda Number:  704637264
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y24781133
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2013
          Ticker:
            ISIN:  INE171A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 31st March, 2013 and
       the Profit & Loss Account for the financial
       year ended on that date, together with the
       reports of the Board of Directors and the
       Auditors thereon

2      To declare a dividend                                     Mgmt          For                            For

3      To appoint a Director in place of CA.                     Mgmt          For                            For
       Nilesh S. Vikamsey, who retires by
       rotation, and being eligible, offers
       himself for re-appointment

4      To appoint a Director in place of Shri                    Mgmt          For                            For
       Suresh Kumar who retires by rotation, and
       being eligible, offers himself for
       re-appointment

5      Resolved that M/s Deloitte Haskins & Sells,               Mgmt          For                            For
       Chennai, together with M/s. M.P. Chitale &
       Co, Mumbai be and are hereby appointed as
       Joint Central Statutory Auditors of the
       Bank for the financial year ending 31st
       March, 2014 to hold office until the
       conclusion of the next Annual General
       Meeting of the Bank subject to Reserve Bank
       of India approval, at such remuneration to
       be fixed by the Board of Directors of the
       Bank

6      Resolved that the Board of Directors be and               Mgmt          For                            For
       is hereby authorised to arrange for the
       audit of the Bank's branches for the
       accounting year 2013-14 and to appoint and
       fix the remuneration of branch auditors in
       consultation with the Central Statutory
       Auditors for the purpose

7      Resolved that Dr. K. Cherian Varghese be                  Mgmt          For                            For
       and is hereby appointed as a Director of
       the Bank, whose period of office shall be
       liable to determination by retirement of
       Directors by rotation

8      Resolved that Shri. Sudhir M. Joshi be and                Mgmt          For                            For
       is hereby appointed as a Director of the
       Bank, whose period of office shall be
       liable to determination by retirement of
       Directors by rotation

9      Resolved that Shri. K.M. Chandrasekhar be                 Mgmt          For                            For
       and is hereby appointed as a Director of
       the Bank, whose period of office shall be
       liable to determination by retirement of
       Directors by rotation

10     Resolved that Shri. Dilip G. Sadarangani be               Mgmt          For                            For
       and is hereby appointed as a Director of
       the Bank, whose period of office shall be
       liable to determination by retirement of
       Directors by rotation

11     Resolved that i) "Pursuant to the                         Mgmt          For                            For
       provisions of Section 94 and all other
       applicable provisions, if any, of the
       Companies Act, 1956 (including any
       statutory modification or re-enactment
       thereof for the time being in force), and
       in accordance with the provisions of
       Article 10 of Articles of Association of
       the Bank, subject to the approvals,
       consents, permission and sanctions, if any
       required from any authority and subject to
       such conditions as may be agreed to by the
       Board of Directors of the Bank (hereinafter
       referred to as "the Board", which term
       shall also include any Committee thereof),
       consent of members be and is hereby
       accorded for altering the Share Capital of
       the Bank by sub-dividing the existing 1
       (One) equity share of Rs.10/- (Rupees ten)
       each into 5 (Five) equity shares of Rs. 2/-
       (Rupees two) each, so, however, CONTD

CONT   CONTD that in the sub-division, the                       Non-Voting
       proportion between the amount paid and the
       amount, if any, unpaid on each reduced
       share, shall be the same as it was in the
       case of the share from which the reduced
       share will be derived. (ii) Pursuant to the
       sub-division of the equity shares of the
       Bank, the paid-up equity shares of the Bank
       of the face value of Rs. 10/- (Rupees ten)
       each as existing on the record date shall
       stand subdivided into equity shares of the
       face value of Rs. 2/- (Rupees two) each,
       fully paid up, with effect from the "record
       date". (iii) The Board be and is hereby
       authorised to do all such acts, deeds,
       matters and things and give such directions
       as may be necessary, in the best interest
       of the Bank for giving effect to the
       aforesaid resolutions, including but not
       limited to signing and execution of
       necessary forms, CONTD

CONT   CONTD papers, writings, agreements and                    Non-Voting
       documents, including customary
       representations as warranties, together
       with such indemnities as may be deemed
       necessary and expedient in its discretion.
       (iv) The 5 (Five) equity shares of Rs.
       2/-(Rupees Two) each on sub-division to be
       allotted in lieu of existing one equity
       share of Rs. 10/-(Rupees ten) each shall be
       subject to the terms of the Memorandum and
       Articles of Association of the Bank and
       shall rank pari passu in all respects with
       and the same rights as the existing fully
       paid equity shares of Rs. 10/-(Rupees ten)
       each of the Bank and shall be entitled to
       participate in full in any dividends to be
       declared after the sub-divided equity
       shares are allotted. (v) No letter of
       allotment shall be issued to the allottees
       of the new equity shares of Rs. 2/-(Rupees
       two) each on CONTD

CONT   CONTD sub-division and the existing                       Non-Voting
       certificates of shares be cancelled and
       that the new certificates be issued in lieu
       thereof and dispatched to the allottees
       thereof within the period prescribed or
       that may be prescribed in this behalf, from
       time to time, except that the new equity
       shares of Rs. 2/- (Rupees two) each on
       sub-division may be credited to demat
       account of the allottees who are, holding
       the existing equity shares in the
       electronic form. (vi) The allotment of new
       equity share of Rs. 2/- (Rupees two) each
       on sub-division to the extent that they
       relate to non-resident members of the Bank,
       shall be subject to the approval, if any,
       of the Reserve Bank of India, under the
       Foreign Exchange Management Act, 1999, as
       may be deemed necessary. (vii) For the
       purpose of giving effect to the aforesaid
       resolutions, CONTD

CONT   CONTD the Board or Committee of the Board                 Non-Voting
       be and is hereby authorised to do all such
       acts, deeds, matters and things whatsoever,
       in relation to the issue or allotment of
       new equity shares of Rs. 2/- each on
       sub-division and to accept on behalf of the
       Bank, any conditions, modifications,
       alterations, changes, variations in this
       regard as prescribed by the statutory
       authorities and which the Board or
       Committee of the Board in its discretion,
       thinks fit and proper."

12.a1  Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 16, 94 and other applicable
       provisions of the Companies Act, 1956, the
       Authorised Share Capital of the Bank be
       increased from Rs. 200 crore (Rupees two
       hundred crore) divided into twenty Crore
       equity shares of Rs. 10/- (Rupees ten) each
       to Rs. 500 crore (Rupees five hundred
       crore) divided into two hundred and fifty
       crore equity shares of Rs. 2/- (Rupees two)
       each ranking pari passu with the existing
       equity share

CMMT   PLEASE NOTE THAT IF THE RESOLUTION (NO 11)                Non-Voting
       ABOVE IS NOT PASSED THE FOLLOWING
       RESOLUTION BE MOVED

12.a2  Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 16, 94 and other applicable
       provisions of the Companies Act, 1956, the
       Authorised Share Capital of the Bank be
       increased from Rs. 200 crore (Rupees two
       hundred crore) divided into twenty Crore
       equity shares of Rs. 10/-(Rupees ten) each
       to Rs. 500 crore (Rupees five hundred
       crore) divided into fifty crore equity
       shares of Rs. 10/-(Rupees ten) each ranking
       pari passu with the existing equity shares

12.b1  Resolved that clause 5 of the Memorandum of               Mgmt          For                            For
       Association of the Bank including the
       marginal notes thereof, be amended by
       substituting therefore the following
       clause: "5. The Authorized Share Capital of
       the Bank shall be Rs. 500 crore (Rupees
       five hundred crore) divided into two
       hundred and fifty crore equity shares of
       Rs. 2/-(Rupees two) each with power to
       increase or decrease the capital

CMMT   PLEASE NOTE THAT IF THE RESOLUTION (NO 11)                Non-Voting
       ABOVE IS NOT PASSED THE FOLLOWING
       RESOLUTION BE MOVED

12.b2  Resolved that clause 5 of the Memorandum of               Mgmt          For                            For
       Association of the Bank including the
       marginal notes thereof, be amended by
       substituting therefore the following
       clause: "5. The authorized share capital of
       the Bank shall be Rs 500 crore (Rupees five
       hundred crore) divided into fifty crore
       equity shares of Rs 10/-(Rupees ten) each
       with power to increase or decrease the
       capital

13     Resolved that the variable pay of Shri.                   Mgmt          For                            For
       Shyam Srinivasan, Managing Director and
       Chief Executive Officer of the Bank, as
       approved by RBI and shown in the
       explanatory statement hereto, be and is
       hereby approved




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LTD                                                                                   Agenda Number:  704632416
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96659142
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2013
          Ticker:
            ISIN:  INE075A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS. THANK YOU.

1      Adoption of Report and Accounts as at March               Mgmt          For                            For
       31, 2013

2      Confirmation of payment of Interim Dividend               Mgmt          For                            For
       on Equity Shares and Declaration of Final
       Dividend on Equity Shares

3      Re-appointment of Mr N Vaghul as Director                 Mgmt          For                            For
       of the Company

4      Re-appointment of Dr Ashok S Ganguly as                   Mgmt          For                            For
       Director of the Company

5      Re-appointment of Statutory Auditors - M/s                Mgmt          For                            For
       BSR & Co

6      Appointment of Mr Vyomesh Joshi as Director               Mgmt          For                            For
       of the Company

7      Re-appointment of Mr Azim H Premji as                     Mgmt          For                            For
       Chairman and Managing Director (designated
       as "Chairman") of the Company

8      Re-appointment of Mr Suresh Senapaty as                   Mgmt          For                            For
       Executive Director and Chief Financial
       Officer of the Company




--------------------------------------------------------------------------------------------------------------------------
 YES BANK LTD                                                                                Agenda Number:  704763386
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97636107
    Meeting Type:  OTH
    Meeting Date:  05-Nov-2013
          Ticker:
            ISIN:  INE528G01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Special Resolution pursuant to Section                    Mgmt          For                            For
       180(c) and other applicable provisions, if
       any, of the Companies Act, 2013 (including
       any statutory modification or re-enactment
       thereof for the time being in force)




--------------------------------------------------------------------------------------------------------------------------
 YES BANK LTD                                                                                Agenda Number:  705303270
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97636107
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2014
          Ticker:
            ISIN:  INE528G01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING

1      ADOPTION OF FINANCIAL STATEMENT FOR THE                   Mgmt          For                            For
       YEAR ENDED MARCH 31, 2014

2      APPROVAL OF DIVIDEND ON EQUITY SHARES                     Mgmt          For                            For

3      APPOINTMENT OF M/S. S. R. BATLIBOI & CO.                  Mgmt          For                            For
       LLP., CHARTERED ACCOUNTANTS AS AUDITORS AND
       FIXATION OF REMUNERATION THEREOF

4      APPOINTMENT OF LT. GEN. (RETD.) MUKESH                    Mgmt          For                            For
       SABHARWAL AS AN INDEPENDENT DIRECTOR

5      APPOINTMENT OF Ms. RADHA SINGH AS AN                      Mgmt          For                            For
       INDEPENDENT DIRECTOR

6      APPOINTMENT OF MR. RAVISH CHOPRA AN                       Mgmt          For                            For
       INDEPENDENT DIRECTOR

7      APPOINTMENT OF MR. BRAHM DUTT AS AN                       Mgmt          For                            For
       INDEPENDENT DIRECTOR

8      APPOINTMENT OF MR. SAURABH SRIVASTAVA AS AN               Mgmt          For                            For
       INDEPENDENT DIRECTOR

9      APPOINTMENT OF MR. VASANT V GUJARATHI AN                  Mgmt          For                            For
       INDEPENDENT DIRECTOR

10     TAKING ON RECORD THE APPROVAL ACCORDED BY                 Mgmt          For                            For
       THE RBI FOR THE APPOINTMENT, INCLUDING THE
       TERMS OF APPOINTMENT, OF MR. M. R.
       SRINIVASAN AS A NON EXECUTIVE PART-TIME
       CHAIRMAN OF THE BANK AND TO APPROVE HIS
       REMUNERATION IN TERMS OF THE RBI APPROVAL

11     TAKING ON RECORD THE APPROVAL ACCORDED BY                 Mgmt          For                            For
       THE RESERVE BANK OF INDIA AND APPROVE THE
       RE-APPOINTMENT OF MR. RANA KAPOOR AS A
       MANAGING DIRECTOR & CHIEF EXECUTIVE OFFICER
       OF THE BANK AND HIS REMUNERATION, IN TERMS
       OF THE RBI APPROVAL

12     SPECIAL RESOLUTION FOR RAISING OF CAPITAL                 Mgmt          Against                        Against
       TO USD 500 MILLION BY ISSUE OF SHARES OR
       CONVERTIBLE SECURITIES UP IN ONE OR MORE
       TRANCHES




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  705290966
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  CRT
    Meeting Date:  04-Jun-2014
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION "1", ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

1      FOR THE PURPOSE OF CONSIDERING AND, IF                    Mgmt          For                            For
       THOUGHT FIT, APPROVING WITH OR WITHOUT
       MODIFICATIONS(S), THE PROPOSED SCHEME OF
       ARRANGEMENT BETWEEN DILIGENT MEDIA
       CORPORATION LIMITED AND ZEE ENTERTAINMENT
       ENTERPRISES LIMITED AND THEIR RESPECTIVE
       SHAREHOLDERS AND CREDITORS (HEREINAFTER
       REFERRED TO AS THE "SCHEME") AND AT SUCH
       MEETING, AND ANY ADJOURNMENT / ADJOURNMENTS
       THEREOF



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater India Portfolio
By (Signature)       /s/ Christopher Darling
Name                 Christopher Darling
Title                President
Date                 08/14/2014